UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – AGGRESSIVE GROWTH FUND

September 30, 2004

	Number of	Market
	Shares	Value
Common Stock– 99.96%
Aerospace & Defense – 0.49%
Empresa Brasileira de Aeronautica ADR	11,000	$290,400
Rockwell Collins	25,300	939,642

		1,230,042

Automobiles & Automotive Parts – 0.52%
Danaher	11,600	594,848
ITT Industries	8,800	703,912

		1,298,760

Banking & Finance – 8.63%
†AmeriTrade Holding	65,000	780,650
AMVESCAP ADR	31,100	341,167
Boston Private Financial Holdings	20,600	514,176
City National	7,400	480,630
East-West Bancorp	10,000	335,900
Eaton Vance	31,300	1,264,207
Edwards (A.G.)	12,900	446,598
Federated Investors - Class B	26,900	765,036
First Horizon National	15,900	689,424
Franklin Resources	38,100	2,124,456
Investors Financial Services	23,700	1,069,581
Janus Capital Group	27,500	374,275
†LeBranche & Company	45,900	387,855
Legg Mason	17,550	934,889
Mellon Financial	53,200	1,473,108
Moody’s	26,900	1,970,425
North Fork Bancorporation	17,200	764,540
Northern Trust	53,300	2,174,640
Raymond James Financial	20,850	502,902
Schwab (Charles)	118,500	1,089,015
SEI Investments	22,800	767,904
†Silicon Valley Bancshares	12,500	464,625
Synovus Financial	27,400	716,510
UCBH Holdings	13,700	535,259
Waddell & Reed Financial Class A	28,700	631,400

		21,599,172

Building & Materials – 2.03%
Centex	13,600	686,256
Engelhard	15,600	442,260
KB HOME	4,500	380,205
Lennar	30,600	1,456,560
Pulte Homes	6,000	368,220
†Toll Brothers	14,000	648,620
†Trex	13,900	615,492
Winnebago Industries	13,600	471,104

		5,068,717

Business Services – 2.70%
Cintas	30,800	1,294,832

	Number of	Market
	Shares	Value
Corporate Executive Board	14,600	894,104
†Dun & Bradstreet	13,400	786,580
†Hewitt Associates	15,200	402,192
†Iron Mountain	43,950	1,487,708
†ITT Educational Services	14,600	526,330
Manpower	19,500	867,555
Watson Wyatt & Company Holdings	19,100	502,330

		6,761,631

Cable, Media & Publishing – 7.31%
†Citadel Broadcasting	23,200	297,424
†Cox Radio - Class A	56,900	848,948
†Cumulus Media	21,000	302,190
Dow Jones & Company	15,100	613,211
†Entercom Communications	17,500	571,550
†Getty Images	19,000	1,050,700
Harte-Hanks	31,900	797,819
†Lamar Advertising	18,400	765,624
McGraw-Hill Companies	10,700	852,683
Meredith	28,200	1,448,916
†Monster Worldwide	41,300	1,017,632
New York Times	24,300	950,130
Omnicom Group	7,900	577,174
†Radio One - Class D	50,900	724,307
†Regent Communications	75,000	424,500
†Salem Communications - Class A	26,000	658,320
Scripps (E.W.)	24,200	1,156,276
†Spanish Broadcasting Systems - Class A	80,000	787,200
†Univision Communications - Class A	47,700	1,507,797
Washington Post - Class B	1,000	920,000
†Westwood One	31,100	614,847
WPP Group ADR	29,700	1,386,960

		18,274,208

Chemicals – 1.38%
Avery Dennison	11,900	782,782
Ecolab	23,100	726,264
Praxair	18,300	782,142
Sigma-Aldrich	9,000	522,000
Valspar	13,900	648,852

		3,462,040

Computers & Technology – 13.60%
Adobe Systems	49,900	2,468,552
†Affiliated Computer Services - Class A	15,800	879,586
†AMIS Holdings	37,900	512,408
†BMC Software	47,600	752,556
†Cadence Design Systems	36,800	479,872
CDW	19,500	1,131,585
Certegy	31,400	1,168,394
†Check Point Software Technologies	27,200	461,584
†ChoicePoint	30,100	1,283,765
†Citrix Systems	44,100	772,632
†Cognizant Technology Solutions	38,600	1,177,686
†Cognos	26,300	934,176
Diebold	9,500	443,650
†DST Systems	21,900	973,893
†Electronic Arts	18,200	837,018
†F5 Networks	25,800	785,868
FactSet Research Systems	19,700	949,540
Fair Isaac	14,250	416,100

	Number of	Market
	Shares	Value
†FileNet	10,000	174,600
†Fiserv	42,800	1,492,008
Global Payments	8,800	471,240
Henry (Jack) & Associates	20,000	375,400
IMS Health	45,900	1,097,928
†Internet Security Systems	23,000	391,000
†Intuit	27,300	1,239,420
†Kronos	11,600	513,764
†Lexmark International	25,700	2,159,057
†MatrixOne	73,000	369,380
†McAfee	37,800	759,780
†Mercury Computer Systems	15,800	425,336
†Mercury Interactive	16,400	572,032
National Instruments	15,150	458,591
†Network Appliance	30,700	706,100
†Red Hat	92,700	1,134,648
†Siebel Systems	49,300	371,722
†Sina	24,400	621,956
†SunGard Data Systems	28,300	672,691
†Symantec	18,400	1,009,792
†Synopsys	41,000	649,030
†VeriSign	39,200	779,296
†VERITAS Software	25,200	448,560
†Websense	9,000	375,030
†Zebra Technologies - Class A	5,250	320,303

		34,017,529

Consumer Products – 0.61%
Clorox	9,600	511,680
Estee Lauder - Class A	10,300	430,540
†Jarden	16,200	591,138

		1,533,358

Consumer Services – 3.19%
†Apollo Group Class A	28,805	2,113,423
Aramark Class B	28,200	680,748
Block (H&R)	13,400	662,228
†Career Education	13,800	392,334
†DeVry	25,100	519,821
†Education Management	28,600	761,904
Equifax	29,700	782,892
Paychex	25,400	765,810
Robert Half International	38,800	999,876
†Universal Technical Institute	10,000	301,800

		7,980,836

Electronics & Electrical Equipment – 10.81%
†Agere Systems - Class B	216,000	220,320
†Altera	108,500	2,123,345
Analog Devices	37,000	1,434,860
Applera - Applied Biosystems Group	39,000	735,930
†ASML Holding	22,400	288,288
†Broadcom Class A	58,700	1,601,923
†Cymer	10,200	292,332
†Emulex	19,000	218,880
†Flir Systems	12,700	742,950
Gentex	10,000	351,300
†Integrated Circuit Systems	16,600	356,900
Intersil	37,300	594,189
†Jabil Circuit	32,000	736,000
†Kla-Tencor	16,400	680,272

	Number of	Market
	Shares	Value
†Lam Research	31,700	693,596
Linear Technology	52,000	1,884,480
†Littelfuse	16,000	552,480
†Marvell Technology Group	24,400	637,572
Maxim Integrated Products	31,700	1,340,593
†Mettler-Toledo International	10,100	476,922
Microchip Technology	79,000	2,120,360
†Microsemi	37,800	532,980
Molex - Class A	23,400	615,654
†National Semiconductor	59,400	920,106
†Novellus Systems	27,800	739,202
†Power Integrations	20,800	424,944
†QLogic	22,400	663,264
Roper Industries	13,800	792,948
†Semtech	30,100	577,017
†Silicon Laboratories	9,200	304,428
Symbol Technologies	40,900	516,976
†Waters	20,700	912,870
Xilinx	72,800	1,965,600

		27,049,481

Energy – 4.69%
Apache	18,600	932,046
Baker Hughes	41,900	1,831,868
BJ Services	38,700	2,028,267
†Cooper Cameron	18,100	992,604
Devon Energy	13,000	923,130
Diamond Offshore Drilling	25,200	831,348
Murphy Oil	8,400	728,868
†Smith International	33,800	2,052,674
†Weatherford International	15,700	801,014
XTO Energy	18,750	609,000

		11,730,819

Environmental Services – 0.18%
†Stericycle	9,600	440,640

		440,640

Farming & Agriculture – 0.22%
Delta and Pine Land	20,700	553,725

		553,725

Food, Beverage & Tobacco – 1.18%
†Cott	21,500	620,060
Hershey Foods	17,100	798,741
McCormick & Company	15,400	528,836
Tootsie Roll Industries	13,390	391,256
Wrigley (William) Jr	9,500	601,445

		2,940,338

Healthcare & Pharmaceuticals – 19.59%
†Abgenix	36,800	362,848
Allergan	10,600	769,030
†Amylin Pharmaceuticals	20,600	422,712
†Anthem	15,100	1,317,475
†ArthroCare	20,900	612,161
†AtheroGenics	17,000	560,150
Bard (C.R.)	17,800	1,008,014
Bausch & Lomb	10,000	664,500
Beckman Coulter	14,800	830,576
Becton, Dickinson	10,000	517,000
†Biogen Idec	12,000	734,040
Biomet	27,100	1,270,448

	Number of	Market
	Shares	Value
†Caremark Rx	38,500	1,234,695
†Celgene	17,000	989,910
†Cephalon	15,500	742,450
†Charles River Laboratories International	15,100	691,580
†Chiron	12,800	565,760
Cooper Companies	10,900	747,195
†Coventry Health Care	33,450	1,785,226
†CUNO	10,200	589,050
†DaVita	28,200	878,430
†deCODE genetics	43,000	323,790
DENTSPLY International	20,600	1,069,964
†Diversa	49,000	409,150
†Edwards Lifesciences	13,000	435,500
†Express Scripts - Class A	18,600	1,215,324
†Gen-Probe	6,600	263,142
†Genzyme	17,400	946,734
†Gilead Sciences	26,600	994,308
Health Management Associates Class A	33,700	688,491
†Human Genome Sciences	33,500	365,485
†Integra LifeSciences Holdings	16,000	513,760
†Invitrogen	16,600	912,834
†IVAX	34,500	660,675
†Kyphon	19,300	478,254
†Laboratory Corporation of America Holdings	32,200	1,407,784
†Lincare Holdings	22,700	674,417
Manor Care	13,500	404,460
†Martek Biosciences	7,900	384,256
†Medco Health Solutions	37,200	1,149,480
†Medicines Company	17,200	415,208
Medicis Pharmaceutical	7,000	273,280
†MedImmune	30,000	711,000
†Millennium Pharmaceuticals	24,400	334,524
†Millipore	17,300	827,805
†Nektar Therapeutics	32,100	464,808
†Neurocrine Biosciences	8,300	391,428
Omnicare	29,000	822,440
†Onyx Pharmaceuticals	12,500	537,625
†Patterson	12,200	934,032
†Protein Design Labs	25,000	489,500
†QIAGEN	27,000	309,150
Quest Diagnostics	11,700	1,032,174
†Renal Care Group	20,700	667,161
†ResMed	10,900	518,949
†Respironics	10,300	550,432
†Schein (Henry)	14,100	878,571
†Sepracor	6,500	317,070
Smith & Nephew ADR	6,000	278,100
†St. Jude Medical	11,300	850,551
†Sybron Dental Specialties	16,000	475,040
†Symyx Technologies	21,700	511,035
†Techne	20,200	771,236
†Varian Medical Systems	35,200	1,216,864
†Vertex Pharmaceuticals	43,800	459,900
†WellChoice	39,000	1,455,870
†WellPoint Health Networks	6,800	714,612
†Wright Medical Group	15,100	379,312
†Zimmer Holdings	10,000	790,400

		48,969,135

	Number of	Market
	Shares	Value
Industrial Machinery – 0.75%
Dover	11,700	454,779
IDEX	22,050	748,818
Pall	27,900	682,992

		1,886,589

Insurance – 3.25%
Ambac Financial Group	13,100	1,047,345
†Arch Capital Group	12,800	498,432
Brown & Brown	17,000	776,900
Gallagher (Arthur J.) & Company	16,200	536,706
†Markel	2,700	832,680
MBIA	12,700	739,267
MGIC Investment	8,200	545,710
Radian Group	10,800	499,284
RenaissanceRe Holdings	13,900	716,962
†Triad Guaranty	9,200	510,416
Willis Group Holdings	38,000	1,421,200

		8,124,902

Leisure, Lodging & Entertainment – 5.27%
†Alliance Gaming	19,000	286,140
†Cheesecake Factory	10,500	455,700
Harley-Davidson	9,700	576,568
Hilton Hotels	33,900	638,676
International Game Technology	40,100	1,441,595
Marriott International Class A	37,800	1,964,088
Mattel	34,200	620,046
Moneygram International	23,000	392,840
†Multimedia Games	22,400	347,200
Polaris Industries	10,600	591,692
Royal Caribbean Cruises	13,500	588,600
Ruby Tuesday	16,200	451,494
SABRE Holdings	24,000	588,720
†Shuffle Master	20,100	752,946
Station Casinos	35,600	1,745,824
Thor Industries	16,600	439,402
†WMS Industries	11,500	295,435
†Wynn Resorts	19,600	1,013,124

		13,190,090

Metals & Mining – 0.20%
Kaydon	17,700	509,229

		509,229

Packaging & Containers – 0.25%
†Sealed Air	13,400	621,090

		621,090

Real Estate – 0.30%
†Jones Lang LaSalle	23,000	759,230

		759,230

Retail – 6.41%
†99 Cents Only Stores	26,000	369,980
†AutoZone	8,200	633,450
†Bed Bath & Beyond	20,200	749,622
†Big Lots	19,000	232,370
CVS	14,400	606,672
Dollar General	77,300	1,557,595
†Dollar Tree Stores	24,600	662,970
Family Dollar Stores	48,500	1,314,350
Fred’s	15,500	278,380
†Men’s Wearhouse	21,100	612,955

	Number of	Market
	Shares	Value
†O’Reilly Automotive	13,600	520,744
Outback Steakhouse	10,400	431,912
PETsMART	35,400	1,005,006
Ross Stores	51,900	1,216,536
Staples	32,200	960,204
†Starbucks	14,400	654,624
Tiffany & Company	31,900	980,606
TJX	89,300	1,968,172
†Williams-Sonoma	33,700	1,265,435

		16,021,583

Telecommunications – 3.38%
†American Tower Class A	41,900	643,165
†Corning	126,600	1,402,728
†Crown Castle International	41,800	621,984
†JDS Uniphase	302,400	1,019,088
†Juniper Networks	78,700	1,857,320
†Nextel Partners	20,000	331,600
Plantronics	13,900	601,036
†Research In Motion	13,300	1,015,322
†Rogers Wireless Communications	22,000	691,020
†Western Wireless Class A	11,000	282,810

		8,466,073

Textiles, Apparel & Furniture – 0.58%
†Coach	18,700	793,254
HNI	16,500	653,070

		1,446,324

Transportation & Shipping – 2.44%
Brunswick	16,400	750,464
C.H. Robinson Worldwide	30,300	1,405,617
Expeditors International	29,000	1,499,300
†Landstar System	12,200	715,896
SkyWest	16,700	251,335
Southwest Airlines	51,000	694,620
UTi Worldwide	13,300	782,173

		6,099,405

Total Common Stock (cost $231,257,270)		250,034,946

Money Market– 0.09%
T. Rowe Reserve Investment Fund	218,829	218,829

Total Money Market (cost $218,829)		218,829

Total Market Value of Securities – 100.05%
(cost $231,476,099)		250,253,775
Liabilities Net of Receivables and Other Assets (See Notes) – (0.05%)		(115,066)

Net Assets Applicable to 28,434,238 Shares Outstanding – 100.00%		$250,138,709

† Non-income producing security for the period ended September 30, 2004.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Aggressive Growth Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$233,626,849

Aggregate unrealized appreciation	34,684,158
Aggregate unrealized depreciation	(18,057,232)

Net unrealized appreciation	$16,626,926

For federal income tax purposes, at December 31, 2003 capital loss carryforwards of $266,622,101 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $174,625,329 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

3. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- BOND FUND

September 30, 2004

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Collateralized Mortgage Obligations– 1.85%
Fannie Mae Series 2001-T8 A2 9.50% 7/25/41	$1,841,044	$2,080,342
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	3,657,808	3,865,846
Freddie Mac Series 2727 PM 4.50% 1/15/34	3,565,000	3,233,522
Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	2,702,784	2,856,505
GNMA 2002 62 B 4.763% 1/16/25	1,770,000	1,814,092
GNMA 2002-61 BA 4.648% 3/16/26	1,700,000	1,740,061
GNMA 2003-5 B 4.486% 10/16/25	3,580,000	3,621,293

Total Agency Collateralized Mortgage Obligations (cost $19,060,686)		19,211,661

Agency Mortgage-Backed Securities– 7.80%
Fannie Mae 5.73% 12/1/08	1,770,157	1,884,111
Fannie Mae 30 yr TBA 6.00% 11/1/34	3,415,000	3,519,584
Fannie Mae Balloon 7 yr 4.50% 10/1/10	2,664,708	2,699,683
Fannie Mae Relocation 30 yr 5.00% 1/1/34	2,131,478	2,133,476
Fannie Mae S.F. 15 yr
4.50% 7/1/19	6,024,604	6,013,308
5.50% 10/25/34 TBA	9,590,000	9,910,666
6.00% 4/1/17	444,147	466,216
6.50% 3/1/17	1,171,376	1,241,293
Fannie Mae S.F. 15 yr TBA 5.00% 10/1/19	10,035,000	10,194,933
Fannie Mae S.F. 30 yr
5.00% 3/1/34	7,072,429	7,019,386
5.50% 3/1/29 to 4/1/29	8,808,281	8,967,932
6.50% 3/1/34	1,342,409	1,409,529
7.50% 11/1/29 to 7/1/32	1,754,289	1,880,671
Fannie Mae S.F. 30 yr TBA
5.50% 10/25/34 TBA	15,000	15,202
6.50% 11/15/34 TBA	1,360,000	1,423,325
††Freddie Mac ARM 3.718% 4/1/34	3,090,000	3,138,281
Freddie Mac Relocation 30 yr 5.00% 9/1/33	4,105,776	4,122,456
GNMA S.F. 30 yr TBA 5.00% 10/1/34 TBA	15,045,000	14,965,072

Total Agency Mortgage-Backed Securities (cost $80,484,827)		81,005,124

Agency Obligations– 5.56%
Fannie Mae
2.625% 1/19/07	4,060,000	4,023,375
2.875% 10/15/05	3,865,000	3,888,345
3.375% 12/15/08	205,000	203,623
4.625% 5/1/13	16,130,000	16,014,815
5.125% 1/2/14	14,430,000	14,726,464
5.25% 8/1/12	5,135,000	5,345,145
**5.837% 10/9/19	13,775,000	5,991,863
Freddie Mac 3.875% 8/22/08	7,570,000	7,601,098

Total Agency Obligations (cost $57,151,974)		57,794,728

Asset-Backed Securities– 6.77%
#ABSC NIMS Trust 144A Series 04-HE1 A 7.00% 1/17/34	274,314	274,476
^#Alliance Capital Funding 1 A3 CBO 144A 5.84% 2/15/10	1,035,554	1,051,087

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
American Express Credit Account Master Trust 2004-3 A 4.35% 12/15/11	2,980,000	3,056,594
AmeriCredit Automobile Receivables Trust Series 01-C A4 5.01% 7/14/08	3,681,565	3,753,264
Ameriquest Mortgage Securities Series 03-5 A2 2.43% 7/25/33	625,929	625,219
^††#ARES Leveraged Fund II CBO 144A 12.15% 10/31/05	3,000,000	2,670,000
Capital One Master Trust Series 02-4A A 4.90% 3/15/10	3,460,000	3,612,100
Capital One Multi-Asset Execution Trust Series 03-C2 C2 4.32% 4/15/09	1,540,000	1,567,553
Capital One Multi-Asset Execution Trust Series 03-C4 C4 6.00% 8/15/13	6,055,000	6,447,512
^#Carlyle High Yield Partners CBO Series 1 B1 144A 8.00% 5/31/07	4,900,000	4,923,520
^#Carlyle High Yield Partners CBO Series 1 D1 144A 12.24% 5/31/07	1,000,000	1,006,400
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	1,574,153	1,571,563
Citibank Credit Card Issuance Trust Series 03-A7 A7 4.15% 7/7/17	2,140,000	2,044,782
Citibank Credit Card Issuance Trust Series 04-A4 A4 3.20% 8/24/09	1,965,000	1,961,070
Countrywide Asset-Backed Certificates Series 04-9 AF2 3.337% 1/25/35	2,400,000	2,399,985
#Countrywide Asset-Backed Certificates Series 04-BC1N Note 144A 5.50% 4/25/35	1,172,189	1,168,526
Fannie Mae Grantor Trust Series 04-T4 A3 4.42% 8/25/24	2,395,000	2,427,189
#Home Equity Asset Trust Series 03-5 N A 144A 7.50% 1/27/34	375,877	377,757
Home Equity Asset Trust Series 2003-7N A 5.25% 4/27/34	1,704,898	1,704,898
Honda Auto Receivables Owner Trust Series 04-2 A4 3.81% 10/15/09	2,975,000	3,014,200
^#Juniper CBO 1999-1A A1 CBO 144A 6.83% 4/15/11	6,060,000	6,256,951
^#Magnetite Asset Investor LLC Series 3 C1 144A 8.786% 1/31/08	750,000	769,050
#Master ABS NIM Trust Series 03-CI2 N1 144A 6.65% 8/26/33	119,219	119,468
MBNA Credit Card Master Note Trust Series 01-A1 A1 5.75% 10/15/08	1,950,000	2,041,927
Mid-State Trust 2004-1 A 6.005% 8/15/39	765,980	786,015
Mid-State Trust Series 11 A1 4.864% 7/15/38	1,128,383	1,088,777
^#RHYNO CBO Delaware Series 97-1 A2 144A 6.33% 9/15/09	3,091,119	3,168,397
Sail Net Interest Margin Notes Series 03-10A A 7.50% 10/27/33	444,105	448,130
^Sankaty Market Value Series 3 B1 CDO 7.379% 4/30/09	1,920,000	2,005,824
#Sharp Series 03-HE1N Note 144A 6.90% 11/25/33	816,274	821,292
#Sharp Series 2004-2N N 144A 7.00% 1/25/34	1,472,714	1,472,714
#Sierra Receivables Funding Company Series 03-1A 144A 3.09% 1/15/14	1,374,691	1,363,682
#Sierra Receivables Funding Company Series 03-2A A1 144A 3.03% 9/15/15	1,746,731	1,744,563
WFS Financial Owner Trust Series 02-2 A4 4.50% 2/20/10	2,555,000	2,601,620

Total Asset-Backed Securities (cost $70,345,338)		70,346,105

Collateralized Mortgage Obligations– 7.79%
Bank of America Alternative Loan Trust Series 03-10 2A1 6.00% 12/25/33	3,663,140	3,769,159
Bank of America Alternative Loan Trust Series 04-2 1A1 6.00% 3/25/34	3,292,398	3,406,379
Bank of America Funding Corporation 2004-3 2A2 5.00% 10/1/34	3,500,000	3,519,600
††Bank of America Mortgage Securities Series 03-D 1A2 3.428% 5/25/33	257,395	255,685
††Bank of America Mortgage Securities Series 03-I 2A4 3.828% 10/25/33	4,105,000	4,091,909
††Bank of America Mortgage Securities Series 04-A 1A1 3.469% 2/25/34	2,125,382	2,111,659
††Bank of America Mortgage Securities Series 04-E 1A1 3.553% 6/25/34	3,149,535	3,125,024
††Bank of America Mortgage Securities Series 04-G 2A6 4.657% 8/25/34	2,955,000	2,998,045
Countrywide Home Loan Mortgage Pass Through Trust 2004-J6 3A1 5.00% 8/25/19	3,722,295	3,737,472
Countrywide Home Loan Mortgage Pass Through Trust Series 03-56 3A7B 4.71% 12/25/33	3,695,000	3,625,272
CS First Boston Mortgage Securities 2004-1 3A1 7.00% 2/25/34	1,367,135	1,432,017
††Deutsche Mortgage Securities 04-4 1A2 4.01% 4/25/34	1,990,000	1,997,271
First Horizon Asset Securities 2004-6 2A1 5.00% 10/25/19	2,762,500	2,788,398
First Horizon Asset Securities Series 03-5 1A17 8.00% 7/25/33	1,132,232	1,188,897
#GSMPS Mortgage Loan Trust Series 98-3 A 144A 7.75% 9/19/27	1,209,688	1,319,494
#GSMPS Mortgage Loan Trust Series 99-3 A 144A 8.00% 8/19/29	2,338,189	2,554,243
††MASTR Adjustable Rate Mortgages Trust Series 03-6 1A2 3.052% 12/25/33	2,865,000	2,847,793
MASTR Alternative Loans Trust Series 03-9 1A1
5.50% 12/25/18	3,558,176	3,656,026
8.00% 9/25/33	1,156,770	1,215,372
Nomura Asset Acceptance Series 2004-AP1 A2 3.238% 3/25/34	3,985,000	3,976,386
Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34	2,707,513	2,715,754
††Residential Asset Mortgage Products Series 04-RZ2 AI3 4.30% 1/25/31	2,015,000	2,028,557

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
Structured Asset Securities Series 02-22H 1A 7.00% 11/25/32	920,001	954,151
††Washington Mutual Series 03-AR4 A7 3.95% 5/25/33	1,533,297	1,525,755
††Washington Mutual Series 03-AR9 1A7 4.07% 9/25/33	2,431,199	2,417,524
††Washington Mutual Series 04-CB3 4A 6.00% 10/25/19	3,663,309	3,852,211
Wells Fargo Mortgage Backed Securities Trust Series 2003-14 1A1 4.75% 12/25/18	2,335,601	2,335,477
††Wells Fargo Mortgage Backed Securities Trust Series 2003-K 2A5 4.521% 11/25/33	2,395,000	2,295,546
††Wells Fargo Mortgage Backed Securities Trust Series 2003-M A1 4.746% 12/25/33	3,941,483	3,889,302
††Wells Fargo Mortgage Backed Securities Trust Series 2004-I 1A1 3.395% 7/25/34	2,561,504	2,565,010
††Wells Fargo Mortgage Backed Securities Trust Series 2004-O A1 4.956% 8/25/34	2,765,957	2,770,218

Total Collateralized Mortgage Obligations (cost $81,038,254)		80,965,606

Commercial Mortgage-Backed Securities– 2.17%
Bank of America Commercial Mortgage Series 04-2 A2 3.52% 5/10/09	2,860,000	2,817,836
First Union-Lehman Brothers-Bank of America Series 98-C2 A2 6.56% 11/18/08	3,715,000	4,037,087
GMAC Commercial Mortgage Securities Series 98-C2 A2 6.42% 5/15/35	2,820,000	3,072,947
Greenwich Capital Commercial Funding 2004-GG1 A7 5.317% 6/10/36	3,710,000	3,866,470
GSAA Series 04-4N Note 6.25% 11/25/33	1,137,837	1,136,410
JP Morgan Chase Commercial Mortgage Securities Series 02-C1 A3 5.376% 7/12/12	1,775,000	1,866,566
JP Morgan Chase Commercial Mortgage Securities Series 03-C1 A2 4.985% 1/12/37	1,950,000	2,002,550
#Merrill Lynch Mortgage Trust 2002-MW1 J 144A 5.695% 7/12/34	749,500	692,478
Nomura Asset Securities Series 98-D6 A1B 6.59% 3/15/30	2,740,000	3,002,095

Total Commercial Mortgage-Backed Securities (cost $22,308,174)		22,494,439

*Commercial Paper– 5.43%
Eiffel Funding 1.82% 11/12/04	15,000,000	14,968,150
Koch Industries
1.75% 10/14/04	9,503,000	9,496,995
1.87% 10/1/04	3,750,000	3,750,000
Three Pillars Funding 1.77% 10/18/04	15,000,000	14,987,462
UBS Finance 1.88% 10/1/04	13,195,000	13,195,000

Total Commercial Paper (cost $56,397,607)		56,397,607

Corporate Bonds– 40.27%
Aerospace & Defense – 0.20%
Northrop Grumman 4.079% 11/16/06	2,050,000	2,083,632

		2,083,632

Automobiles & Automotive Parts – 1.46%
Ford Motor 7.45% 7/16/31	6,415,000	6,308,068
General Motors
7.125% 7/15/13	2,050,000	2,143,460
8.375% 7/15/33	6,280,000	6,686,743

		15,138,271

Banking, Finance & Insurance – 12.58%
^††#Ares Leverged Investment Fund 144A 5.71% 10/31/05	1,250,000	1,250,000
Bear Stearns 4.65% 7/2/18	4,960,000	4,620,121
††#Bombardier Capital 144A 4.031% 5/30/13	2,980,000	2,969,835
Citigroup 5.875% 2/22/33	3,785,000	3,784,709
Credit Suisse First Boston USA 6.125% 11/15/11	5,500,000	6,000,869
#Erac USA Finance 144A 7.35% 6/15/08	8,790,000	9,844,598
#Farmers Exchange Capital 144A 7.05% 7/15/28	950,000	968,170
Farmers Insurance Exchange 144A
#6.00% 8/1/14	2,215,000	2,256,779
#8.625% 5/1/24	6,095,000	7,217,217
Ford Motor Credit
5.625% 10/1/08	3,975,000	4,113,859
7.00% 10/1/13	4,763,000	5,044,284
Franklin Resources 3.70% 4/15/08	3,200,000	3,209,408
General Electric Capital 5.45% 1/15/13	5,530,000	5,868,486
General Motors Acceptance
6.75% 1/15/06	3,900,000	4,069,303

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
7.25% 3/2/11	2,035,000	2,175,568
Goldman Sachs 6.345% 2/15/34	8,575,000	8,630,643
Household Finance 4.125% 12/15/08	4,050,000	4,100,094
HSBC Bank USA 3.875% 9/15/09	3,355,000	3,345,576
International Lease Finance 5.875% 5/1/13	1,825,000	1,944,207
JP Morgan Chase 5.125% 9/15/14	3,335,000	3,359,362
#Liberty Mutual 144A 7.00% 3/15/34	900,000	915,221
M&I Marshall & Ilsley Bank 3.95% 8/14/09	5,325,000	5,347,903
Mizuho Finance Group 5.79% 4/15/14	11,250,000	11,628,157
Morgan Stanley
4.75% 4/1/14	5,195,000	5,038,620
5.30% 3/1/13	1,039,000	1,066,705
National Rural Utilities Cooperative Finance 3.875% 2/15/08	4,280,000	4,321,533
Popular North America 4.25% 4/1/08	2,860,000	2,916,056
Popular North America Capital Trust 6.564% 9/15/34	2,465,000	2,513,154
††#Premium Asset Trust 144A 1.66% 2/6/06	2,240,000	2,241,328
Prudential Financial 4.104% 11/15/06	1,900,000	1,932,579
#Rabobank Capital 144A 5.26% 12/29/49	3,060,000	3,092,595
Regions Financial 6.375% 5/15/12	4,510,000	5,005,022

		130,791,961

Buildings & Materials – 0.23%
#Lone Star Industries 144A 8.85% 6/15/05	655,000	674,207
York International 6.625% 8/15/06	1,600,000	1,692,683

		2,366,890

Cable, Media & Publishing – 1.51%
CSC Holdings 10.50% 5/15/16	1,995,000	2,274,300
IAC/InterActiveCorp 6.75% 11/15/05	3,765,000	3,885,250
Liberty Media 3.50% 9/25/06	2,140,000	2,132,356
Time Warner 8.18% 8/15/07	3,820,000	4,277,651
Time Warner Entertainment 8.375% 3/15/23	2,602,000	3,119,832

		15,689,389

Chemicals – 0.42%
Lubrizol
4.625% 10/1/09	1,575,000	1,577,033
5.50% 10/1/14	1,315,000	1,308,491
6.50% 10/1/34	1,450,000	1,419,087
Valspar 6.00% 5/1/07	10,000	10,629

		4,315,240

Consumer Products – 0.30%
#Fortune Brands 144A 7.125% 11/1/04	3,130,000	3,141,130

		3,141,130

Consumer Services – 0.11%
Corrections Corporation of America 7.50% 5/1/11	1,117,000	1,185,416

		1,185,416

Energy – 3.92%
Duke Capital
4.331% 11/16/06	1,450,000	1,476,905
5.668% 8/15/14	2,800,000	2,861,205
Enterprise Products Operating 144A
#4.00% 10/15/07	2,610,000	2,626,263
#4.625% 10/15/09	2,175,000	2,195,504
Halliburton 5.50% 10/15/10	7,340,000	7,663,745
Hornbeck Offshore Services 10.625% 8/1/08	2,220,000	2,458,650
Kinder Morgan Energy
7.75% 3/15/32	2,150,000	2,552,929
8.00% 3/15/05	685,000	701,228
Tesoro Petroleum 8.00% 4/15/08	2,550,000	2,766,750
Transocean 6.75% 4/15/05	3,705,000	3,774,469
USX

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
9.125% 1/15/13	2,485,000	3,200,829
9.375% 2/15/12	2,865,000	3,707,353
Valero Energy 6.125% 4/15/07	1,395,000	1,484,004
Valero Logistics Operations 6.05% 3/15/13	3,075,000	3,263,556

		40,733,390

Food, Beverage & Tobacco – 2.82%
Kraft Foods
4.00% 10/1/08	4,485,000	4,517,067
5.625% 11/1/11	2,995,000	3,168,099
#Miller Brewing 144A 5.50% 8/15/13	7,900,000	8,251,336
Nabisco 6.85% 6/15/05	2,375,000	2,443,084
Philip Morris 6.375% 2/1/06	2,000,000	2,067,134
Safeway 6.15% 3/1/06	1,359,000	1,417,311
Universal 6.50% 2/15/06	1,695,000	1,772,731
UST
6.625% 7/15/12	3,380,000	3,799,695
8.80% 3/15/05	1,765,000	1,816,616

		29,253,073

Healthcare & Pharmaceuticals – 2.01%
Boston Scientific 5.45% 6/15/14	2,375,000	2,492,463
Caremark Rx 7.375% 10/1/06	1,535,000	1,642,450
GlaxoSmithKline Capital 5.375% 4/15/34	1,785,000	1,748,740
Medco Health Solutions 7.25% 8/15/13	6,600,000	7,369,031
Schering-Plough 6.50% 12/1/33	3,400,000	3,693,655
Wyeth 5.50% 2/1/14	3,885,000	3,948,403

		20,894,742

Industrial Machinery – 0.32%
Jabil Circuit 5.875% 7/15/10	2,175,000	2,278,125
Johnson Controls 5.00% 11/15/06	1,015,000	1,055,934

		3,334,059

Leisure, Lodging & Entertainment – 0.34%
Lodgenet Entertainment 9.50% 6/15/13	1,615,000	1,768,425
MGM MIRAGE 9.75% 6/1/07	1,545,000	1,724,606

		3,493,031

Metals & Mining – 0.34%
Barrick Gold Finance 7.50% 5/1/07	2,725,000	2,997,514
Newmont Gold 8.91% 1/5/09	459,157	500,174

		3,497,688

Packaging & Containers – 0.05%
Portola Packaging 8.25% 2/1/12	695,000	549,050

		549,050

Paper & Forest Products – 0.12%
Bowater 6.50% 6/15/13	720,000	702,215
Georgia-Pacific 8.875% 5/15/31	450,000	547,875

		1,250,090

Real Estate – 0.26%
Developers Diversified Realty 4.625% 8/1/10	2,655,000	2,651,647

		2,651,647

Retail – 1.85%
#CVS 144A 4.00% 9/15/09	2,630,000	2,634,040
Kohl’s 7.25% 6/1/29	2,415,000	2,844,360
Lowe’s 7.50% 12/15/05	4,555,000	4,820,260
#May Department Stores 144A 3.95% 7/15/07	3,890,000	3,922,863
Michaels Stores 9.25% 7/1/09	2,215,000	2,414,350
Wendy’s International 6.35% 12/15/05	2,470,000	2,568,677

		19,204,550

Telecommunications – 4.90%
AT&T 8.05% 11/15/11	2,170,000	2,438,538
AT&T Wireless 8.75% 3/1/31	4,490,000	5,913,312

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
BellSouth 4.20% 9/15/09	3,510,000	3,534,089
Citizens Communications
8.50% 5/15/06	2,575,000	2,774,563
9.25% 5/15/11	1,995,000	2,204,475
MCI
5.908% 5/1/07	3,060,000	3,040,875
6.688% 5/1/09	1,270,000	1,227,138
Motorola 4.608% 11/16/07	3,725,000	3,829,985
Sprint Capital
+4.78% 8/17/06	1,900,000	1,954,199
6.375% 5/1/09	1,290,000	1,412,586
8.375% 3/15/12	2,875,000	3,487,007
8.75% 3/15/32	4,875,000	6,205,898
Telefonos de Mexico 8.25% 1/26/06	840,000	897,866
Verizon New York 6.875% 4/1/12	1,300,000	1,447,784
Verizon Virginia 4.625% 3/15/13	6,305,000	6,167,343
Verizon Wireless Capital 5.375% 12/15/06	4,180,000	4,377,681

		50,913,339

Transportation & Shipping – 1.04%
American Airlines 6.817% 5/23/11	4,790,000	4,248,368
Continental Airlines
6.503% 6/15/11	3,825,000	3,582,559
7.033% 6/15/11	2,178,444	1,682,368
Delta Air Lines 7.299% 9/18/06	3,080,000	1,281,077

		10,794,372

Utilities – 5.49%
Avista
7.75% 1/1/07	2,495,000	2,704,842
9.75% 6/1/08	1,645,000	1,949,983
Avista Capital Trust II 6.50% 4/1/34	990,000	998,663
Boston Gas Company 8.87% 1/5/05	1,890,000	1,922,194
Detroit Edison 5.05% 10/1/05	3,950,000	4,044,606
Dominion Resources 7.195% 9/15/14	1,980,000	2,263,092
Exelon Generation 6.95% 6/15/11	3,005,000	3,399,532
FPL Group Capital 3.25% 4/11/06	5,825,000	5,863,725
#Metropolitan Edison 144A 4.875% 4/1/14	3,920,000	3,864,697
#Monongahela Power 144A 6.70% 6/15/14	375,000	408,277
Oncor Electric Delivery 7.00% 5/1/32	1,230,000	1,408,291
Power Contract Financing 144A
#5.20% 2/1/06	2,553,560	2,590,796
#6.256% 2/1/10	4,140,000	4,314,725
PSEG Energy Holdings 7.75% 4/16/07	2,610,000	2,799,225
PSEG Power 8.625% 4/15/31	2,000,000	2,568,828
Scana 7.44% 10/19/04	3,000,000	3,006,006
Sempra Energy 4.75% 5/15/09	2,720,000	2,811,384
Southern California Edison 6.00% 1/15/34	2,560,000	2,669,975
Southern Capital Funding 5.30% 2/1/07	1,560,000	1,649,369
TECO Energy 7.20% 5/1/11	210,000	224,700
TNP Enterprises 10.25% 4/1/10	880,000	950,400
TXU Energy 7.00% 3/15/13	2,025,000	2,290,101
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	2,234,000	2,415,513

		57,118,924

Total Corporate Bonds (cost $407,744,376)		418,399,884

Foreign Bonds– 3.97%
Australia – 0.07%
#SingTel Optus Finance 144A 8.125% 6/15/09	635,000	738,809

		738,809

Bermuda – 0.68%

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
††#Oil Insurance 144A 5.15% 8/15/33	6,990,000	7,113,052

		7,113,052

Canada – 0.79%
††#Canadian Oil Sands 144A 4.80% 8/10/09	1,820,000	1,847,795
Hydro Quebec 6.30% 5/11/11	3,515,000	3,944,002
Thomson 5.75% 2/1/08	2,205,000	2,348,940

		8,140,737

Cayman Islands – 0.84%
^#Batterson Park 144A Series 1A A4 6.13% 1/2/11	488,977	501,202
^#ML CBO Series 1999-PUTNUM-1 144A 7.515% 8/10/11	2,592,804	2,696,515
††#STRIPs III Series 03-1A144A 3.308% 3/24/18	5,008,863	4,955,267
^#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14	500,000	519,985

		8,672,969

Luxembourg – 0.44%
#Telecom Italia 144A 4.00% 1/15/10	4,650,000	4,620,273

		4,620,273

Mexico – 0.53%
Telefonos de Mexico 4.50% 11/19/08	5,505,000	5,534,942

		5,534,942

Netherlands – 0.20%
Aegon 4.75% 6/1/13	1,105,000	1,096,812
Telefonica Europe 7.35% 9/15/05	925,000	966,162

		2,062,974

Norway – 0.05%
Norsk Hydro 6.70% 1/15/18	415,000	474,376

		474,376

Singapore – 0.37%
#Singapore Telecommunications 144A 7.375% 12/1/31	3,275,000	3,878,894

		3,878,894

Total Foreign Bonds (cost $40,615,552)		41,237,026

Municipal Bonds– 3.58%
California State 5.00% 2/1/33	1,495,000	1,506,050
California State Economic Recovery
5.00% 7/1/06	1,470,000	1,551,688
5.25% 7/1/13	1,305,000	1,476,347
Colorado Department Transportation Revenue 5.00% 12/15/13 (FGIC)	6,220,000	6,921,803
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	2,160,000	2,296,382
Fulton County W/S 5.25% 1/1/35 FGI	3,435,000	3,611,765
Golden State Tobacco Securitization 5.50% 6/1/43	1,735,000	1,792,220
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.625% 6/1/38	5,000	5,219
Illinois State Taxable Pension 5.10% 6/1/33	2,895,000	2,748,252
Metropolitan Washington District of Columbia Airport Authority 5.00% 10/1/34 (FSA) (AMT)	2,290,000	2,299,664
Oregon State Taxable-Pension 5.892% 6/1/27	3,285,000	3,490,115
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities Series I 5.25% 7/1/33	4,145,000	4,311,547
West Virginia Economic Development Authority Excess Lottery Taxable Revenue
5.37% 7/1/20 (MBIA)	690,000	702,972
6.07% 7/1/26	2,885,000	3,013,498
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,509,213

Total Municipal Bonds (cost $36,296,234)		37,236,735

	Number of	Market
	Shares	Value (U.S. $)
Preferred Stock– 0.59%
#Centaur Funding 144A 9.08%	4,700	6,082,096

Total Preferred Stock (cost $5,931,377)		6,082,096

	Principal
	Amount
U.S. Treasury Obligations– 17.79%
U.S. Treasury Bond 5.375% 2/15/31	$43,830,000	46,966,606
U.S. Treasury Inflation Index Note
2.00% 1/15/14 to 7/15/14	20,739,513	21,234,739
2.375% 1/15/25	2,270,938	2,366,479
3.00% 7/15/12	4,176,929	4,626,442
U.S. Treasury N/B
3.375% 9/15/09	850,000	850,432
3.50% 8/15/09	14,495,000	14,587,304
4.25% 8/15/14	28,470,000	28,776,964
U.S. Treasury N/B TBA 2.50% 9/30/06	57,775,000	57,668,866
U.S. Treasury Notes 2.75% 8/15/07	7,765,000	7,746,201

Total U.S. Treasury Obligations (cost $182,398,442)		184,824,033

	Number of
	Shares
Warrant- 0.00%
†#Solutia Warrants 144A, exercise price $7.59, expiration date 7/15/09	4,350	44

Total Warrant (cost $370,046)		44

Total Market Value of Securities – 103.57%
(cost $1,060,142,887)		1,075,995,088
Liabilities Net of Receivables and Other Assets (See Notes) – (3.57%)		(37,085,818)

Net Assets Applicable to 78,364,634 Shares Outstanding – 100.00%		$1,038,909,270

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in “Notes.”

†Non-income producing security for the period ended September 30, 2004.

††Variable Rate Notes-The interest rate shown is the rate as of September 30, 2004.

*Rate disclosed is yield at time of purchase.

** Zero coupon bond. The interest rate shown is the effective yield as of September 30, 2004.

+ Step coupon bond.

^The security is being fair valued in accordance with the Fund’s fair valuation policy. See Note 1 in “Notes.” At September 30, 2004, 12 securities were fair valued which represented 2.58% of the Fund’s net assets.

AMT-Alternative Minimum Tax

CBO-Collateralized Bond Obligation

CDO-Collateralized Debt Obligation

FGIC-Insured by the Financial Guaranty Insurance Company

FSA-Insured by Financial Security Assurance

GNMA-Government National Mortgage Association

MBIA-Insured by the Municipal Bond Insurance Association

S.F. -Single Family

TBA-To Be Announced

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Bond Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$1,060,969,860

Aggregate unrealized appreciation	19,640,261
Aggregate unrealized depreciation	(4,615,033)

Net unrealized appreciation	$15,025,228

3. Credit and Market Risk

The Fund may invest in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-CAPITAL APPRECIATION FUND

September 30, 2004

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock– 99.14%
Aerospace & Defense – 3.40%
Boeing	55,795	$2,880,138
General Dynamics	33,735	3,444,344
Honeywell International	156,745	5,620,876
Lockheed Martin	146,360	8,163,960
Smiths Industries (Great Britian)	125,386	1,684,675

		21,793,993

Automobiles & Automotive Parts – 0.06%
Autoliv	10,045	405,818

		405,818

Banking & Finance – 4.33%
Bank of New York	393,910	11,490,354
Chicago Mercantile Exchange	5,015	808,920
Goldman Sachs Group	9,220	859,673
JP Morgan Chase	20,790	825,987
MBNA	83,540	2,105,208
Mitsubishi Tokyo Financial (Japan)	634	5,286,449
Northern Trust	154,900	6,319,920

		27,696,511

Building & Materials – 2.16%
Masco	145,555	5,026,014
†NVR	7,075	3,898,325
Ryland Group	19,245	1,783,242
Winnebago Industries	90,035	3,118,812

		13,826,393

Cable, Media & Publishing – 17.53%
British Sky Broadcasting (Great Britian)	178,582	1,548,711
Clear Channel Communications	76,810	2,394,168
†Comcast Special Class A	1,526,305	42,614,435
†Lamar Advertising	146,105	6,079,429
†Time Warner	2,542,027	41,028,315
†Univision Communications - Class A	584,847	18,487,014

		112,152,072

Chemicals – 1.38%
Ecolab	72,300	2,273,112
International Flavors & Fragrances	52,015	1,986,973
Sigma-Aldrich	78,410	4,547,780

		8,807,865

Computers & Technology – 1.67%
†Ceridian	185,795	3,420,486
†Electronic Arts	33,760	1,552,622
†NAVTEQ	66,755	2,379,148
†Yahoo!	98,425	3,337,592

		10,689,848

Consumer Products – 4.67%
3M	163,375	13,065,099
Colgate-Palmolive	142,890	6,455,770
Procter & Gamble	192,025	10,392,393

		29,913,262

Consumer Services – 3.87%
†Apollo Group Class A	66,060	4,846,822

	Number of	Market
	Shares	Value
		(U.S. $)
Aramark Class B	113,520	2,740,373
Paychex	233,785	7,048,618
Robert Half International	339,850	8,757,934
Strayer Education	12,205	1,403,697

		24,797,444

Electronics & Electrical Equipment – 14.96%
†Broadcom Class A	61,715	1,684,202
†Dionex	36,860	2,016,242
†Fisher Scientific International	65,501	3,820,673
†Kla-Tencor	78,175	3,242,699
Linear Technology	1,114,875	40,403,071
Maxim Integrated Products	949,280	40,145,051
Texas Instruments	207,310	4,411,557

		95,723,495

Energy – 0.40%
BP ADR	44,425	2,555,770

		2,555,770

Environmental Services – 0.22%
†Stericycle	30,455	1,397,885

		1,397,885

Food, Beverage & Tobacco – 1.44%
Sysco	215,140	6,436,989
Whole Foods Market	32,715	2,806,620

		9,243,609

Healthcare & Pharmaceuticals – 7.53%
Alcon	85,055	6,821,412
†Amgen	28,205	1,598,659
†Caremark Rx	83,660	2,682,976
†Genentech	20,060	1,051,545
†Gilead Sciences	21,840	816,379
HCA	47,955	1,829,483
†Invitrogen	29,530	1,623,855
Medtronic	80,990	4,203,381
†Patterson	39,595	3,031,393
Roche Holding (Switzerland)	17,595	1,817,694
†St. Jude Medical	74,690	5,621,916
Stryker	131,170	6,306,654
Synthes (Switzerland)	22,007	2,396,854
UnitedHealth Group	43,940	3,240,136
†Varian Medical Systems	108,500	3,750,845
†Zimmer Holdings	18,225	1,440,504

		48,233,686

Industrial Machinery – 5.44%
Illinois Tool Works	91,205	8,497,570
Kennametal	74,405	3,359,386
Pentair	76,090	2,656,302
Precision Castparts	47,610	2,858,981
Rockwell Automation	54,740	2,118,438
Tyco International	500,305	15,339,350

		34,830,027

Insurance – 6.08%
AFLAC	66,840	2,620,796
Berkley (W.R.)	114,878	4,843,256
†Berkshire Hathaway Class A	10	866,500
†Berkshire Hathaway Class B	2,688	7,717,248
MBIA	32,465	1,889,788
MGIC Investment	182,140	12,121,418
PartnerRe	81,890	4,478,564
RenaissanceRe Holdings	85,155	4,392,295

		38,929,865

Leisure, Lodging & Entertainment – 0.51%
Carnival	40,215	1,901,767
Four Seasons Hotels	21,485	1,377,189

		3,278,956

Metals & Mining – 0.77%
Cia Vale do Rio Doce ADR	220,580	4,956,433

	Number of	Market
	Shares	Value
		(U.S. $)
		4,956,433

Packaging & Containers – 1.62%
Ball	128,545	4,811,439
Bemis	209,780	5,575,953

		10,387,392

Retail – 10.34%
†Amazon.Com	231,880	9,474,617
Costco Wholesale	87,185	3,623,409
†eBay	63,810	5,866,691
Foot Locker	131,355	3,113,114
Gap	370,960	6,936,952
McDonald’s	463,280	12,985,738
Outback Steakhouse	73,840	3,066,575
Staples	162,865	4,856,634
Walgreen	455,070	16,305,158

		66,228,888

Telecommunications – 5.72%
†Cisco Systems	1,584,762	28,684,193
†Corning	209,055	2,316,329
†Juniper Networks	28,955	683,338
Nokia ADR	360,835	4,950,656

		36,634,516

Textiles, Apparel & Furniture – 0.64%
Burberry Group (Great Britian)	387,871	2,617,982
†Coach	35,495	1,505,698

		4,123,680

Transportation & Shipping – 4.40%
Canadian National Railway	73,735	3,598,268
†Ryanair Holdings ADR	282,405	8,246,226
United Parcel Service Class B	215,140	16,333,429

		28,177,923

Total Common Stock (cost $513,889,978)		634,785,331

	Principal
	Amount
*Discount Note– 0.81%
Federal Home Loan Bank 1.50% 10/1/04	$5,200,000	5,200,000

Total Discount Note (cost $5,200,000)		5,200,000

Total Market Value of Securities – 99.95%
(cost $519,089,978)		639,985,331
Receivables and Other Assets Net of Liabilities (See Notes)– 0.05%		313,554

Net Assets Applicable to 39,841,893 Shares Outstanding – 100.00%		$640,298,885

†Non-income producing security for the period ended September 30, 2004.

*Rate disclosed is yield at time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Capital Appreciation Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the

Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$519,407,510

Aggregate unrealized appreciation	162,761,462
Aggregate unrealized depreciation	(42,183,641)

Net unrealized appreciation	$120,577,821

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $459,065,261 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $305,196,180 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.

3. Foreign Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The following forward foreign currency exchange contracts were outstanding at September 30, 2004:

		In Exchange			Unrealized
Contracts to Deliver		For		Settlement Date	Depreciation
1,475,000	British Pounds	US$	2,658,093	11/19/04	$(18,119)
4,500,000	European Montetary Units	US$	5,588,974	4/15/05	(46,774)
250,000,000	Japanese Yen	US$	2,296,073	4/15/05	(7,324)
2,200,000	Swiss Francs	US$	1,762,704	10/15/04	(67,789)

					$(140,006)

4. Credit and Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At September 30, 2004, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST-EQUITY-INCOME FUND

September 30, 2004

	Number of	Market
	Shares	Value
Common Stock– 97.42%
Aerospace & Defense – 2.57%
Goodrich	396,600	$12,437,376
Honeywell International	124,900	4,478,914
Lockheed Martin	25,770	1,437,451
Northrop Grumman	33,600	1,791,888

		20,145,629

Banking – 11.29%
Bank of America	587,600	25,460,708
J.P. Morgan Chase	493,236	19,596,266
Morgan Stanley	116,200	5,728,660
State Street	160,500	6,854,955
Wachovia	286,800	13,465,260
Wells Fargo	289,700	17,274,811

		88,380,660

Business Services – 0.18%
Cendant	64,400	1,391,040

		1,391,040

Cable, Media & Publishing – 7.40%
Clear Channel Communications	15,900	495,603
†DIRECTV Group	113,400	1,994,706
Disney (Walt)	44,600	1,005,730
†IAC/InterActiveCorp	403,600	8,887,272
News Corp Limited ADR	535,100	17,588,737
Omnicom Group	136,400	9,965,384
†Sirius Satellite Radio	83,600	267,520
Tribune	121,100	4,983,265
Viacom Class B	221,800	7,443,608
Washington Post Class B	1,230	1,131,600
†XM Satellite Radio Class A	134,244	4,164,249

		57,927,674

Chemicals – 3.23%
Air Products & Chemicals	94,300	5,128,034
Eastman Chemical	253,400	12,049,170
†FMC	100,800	4,895,856
Lubrizol	57,400	1,986,040
Lyondell Chemical	55,000	1,235,300

		25,294,400

Computers & Technology – 2.91%
International Business Machines	34,300	2,940,882
Microsoft	688,100	19,025,965
National Instruments	16,100	487,347
†Take-Two Interactive Software	10,658	350,115

		22,804,309

Consumer Products – 0.38%
Colgate-Palmolive	34,500	1,558,710
Gillette	34,500	1,440,030

		2,998,740

	Number of	Market
	Shares	Value
Consumer Services – 0.08%
†Corinthian Colleges	44,800	603,904

		603,904

Electronics & Electrical Equipment – 7.41%
Analog Devices	172,200	6,677,916
†Applied Materials	182,200	3,004,478
†Avnet	64,100	1,097,392
General Electric	981,900	32,972,202
Intel	316,700	6,353,002
†Kla-Tencor	84,100	3,488,468
†National Semiconductor	122,200	1,892,878
†Novellus Systems	84,100	2,236,219
†Teradyne	23,100	309,540

		58,032,095

Energy – 13.27%
Ashland	91,200	5,114,496
BP ADR	173,700	9,992,961
Burlington Resources	867,840	35,407,872
ENSCO International	209,500	6,844,365
Exxon Mobil	800,500	38,688,166
†Smith International	10,800	655,884
†Weatherford International	140,520	7,169,330

		103,873,074

Finance – 10.19%
Citigroup	491,666	21,692,304
Fannie Mae	365,100	23,147,339
Goldman Sachs Group	36,400	3,393,936
Lehman Brothers	36,400	2,901,808
Schwab (Charles)	1,864,950	17,138,891
SLM	256,900	11,457,740

		79,732,018

Food, Beverage & Tobacco – 2.87%
Altria Group	143,200	6,736,128
Coca-Cola	22,600	905,130
Hormel Foods	34,500	923,910
Loews Group - Carolina Group	16,800	409,416
McCormick & Company	218,600	7,506,724
†Safeway	309,700	5,980,307

		22,461,615

Healthcare & Pharmaceuticals – 5.53%
Bristol-Myers Squibb	103,100	2,440,377
GlaxoSmithKline ADR	19,600	857,108
Johnson & Johnson	19,600	1,104,068
Medtronic	220,950	11,467,305
Pfizer	786,900	24,079,140
UnitedHealth Group	45,500	3,355,170

		43,303,168

Industrial Machinery – 3.99%
Caterpillar	147,600	11,874,420
Dover	392,000	15,237,040
Eaton	1,500	95,115
Precision Castparts	66,400	3,987,320

		31,193,895

Insurance – 4.41%
AFLAC	85,500	3,352,455
Ambac Financial Group	37,200	2,974,140
American International Group	414,580	28,187,294

		34,513,889

	Number of	Market
	Shares	Value
Leisure, Lodging & Entertainment – 0.42%
Hilton Hotels	112,300	2,115,732
Marriott International Class A	23,100	1,200,276

		3,316,008

Metals & Mining – 0.68%
Alcoa	76,400	2,566,276
†International Steel Group	43,400	1,462,580
Nucor	13,800	1,260,906

		5,289,762

Office / Industrial REITs – 1.36%
Capital Automotive	25,200	788,004
CenterPoint Properties	30,800	1,342,264
Equity Office Properties Trust	49,100	1,337,975
General Growth Properties	217,500	6,742,500
Manufactured Home Communities	13,500	448,740

		10,659,483

Packaging & Containers – 0.60%
†Smurfit-Stone Container	241,299	4,673,962

		4,673,962

Retail – 3.04%
Home Depot	67,200	2,634,240
Penney (J.C.)	114,800	4,050,144
Wal-Mart Stores	322,100	17,135,720

		23,820,104

Telecommunications – 9.77%
†Cisco Systems	134,500	2,434,450
Nokia ADR	156,800	2,151,296
SBC Communications	629,700	16,340,715
Sprint	802,900	16,162,377
Verizon Communications	982,400	38,686,912
Vodafone ADR	28,000	675,080

		76,450,830

Transportation & Shipping – 3.73%
†Landstar System	60,400	3,544,272
Norfolk Southern	710,000	21,115,400
Ryder System	28,000	1,317,120
United Parcel Service Class B	42,200	3,203,824

		29,180,616

Utilities – 2.11%
American Electric Power	120,800	3,860,768
Entergy	165,300	10,018,833
Exelon	51,100	1,874,859
Public Service Enterprise Group	18,500	788,100

		16,542,560

Total Common Stock (cost $679,062,793)		762,589,435

	Principal
	Amount
*Commercial Paper– 2.78%
Export Development Canada 1.86% 10/1/04	$6,735,000	6,735,000
UBS Finance 1.88% 10/1/04	15,000,000	15,000,000

Total Commercial Paper (cost $21,735,000)		21,735,000

Total Market Value of Securities – 100.20%
(cost $700,797,793)		784,324,435
Liabilities Net of Receivables and Other Assets (See Notes) – (0.20%)		(1,588,526)

Net Assets Applicable to 46,905,980 Shares Outstanding – 100.00%		$782,735,909

† Non-income producing security for the period ended September 30, 2004.

ADR – American Depositary Receipts

* Rate disclosed is yield at time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Equity-Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Aggregate cost of investments	$710,263,046

Aggregate unrealized appreciation	96,063,845
Aggregate unrealized depreciation	(22,002,456)

Net unrealized appreciation	$74,061,389

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $14,614,096 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,614,096 expires in 2010.

3. Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of September 30, 2004, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST — GLOBAL ASSET ALLOCATION FUND

September 30, 2004

	Number of	Market
	Shares	Value (U.S. $)
Common Stock- 69.34%
Automobiles & Automotive Parts - 1.80%
†Advance Auto Parts	12,700	$436,880
Honda Motor Limited (Japan)	27,200	1,317,860
Johnson Controls	20,900	1,190,636
Magna International Class A (Canada)	2,700	199,863
NGK Spark Plug (Japan)	29,000	302,064
Nissan Motor (Japan)	50,800	553,101
Toyota Industries (Japan)	10,400	236,374
Toyota Motor (Japan)	300	11,487
Volkswagen (Germany)	6,898	264,987

		4,513,252

Banks - 7.75%
Abbey National (United Kingdom)	4,516	45,804
ABN AMRO Holding (Netherlands)	52,987	1,203,662
Australia & New Zealand Banking Group (Australia)	31,489	433,828
Banco Bilbao Vizcaya Argenta (Spain)	16,507	227,159
Banco Santander Central Hispano (Spain)	35,686	348,371
Bank of Ireland (Ireland)	86,302	1,162,979
Bank of Nova Scotia (Canada)	18,200	531,382
Barclays (United Kingdom)	142,032	1,362,174
BNP Paribas (France)	10,993	709,972
Freddie Mac	43,500	2,837,939
HBOS (United Kingdom)	36,464	493,226
HSBC Holdings (United Kingdom)	37,669	598,026
National Australia Bank (Australia)	12,430	242,919
PNC Financial Services Group	24,000	1,298,400
Royal Bank of Scotland Group (United Kingdom)	61,107	1,764,796
Sumitomo Mitsui Financial Group (Japan)	65	371,547
Sumitomo Trust & Banking (Japan)	55,000	325,364
Svenska Handelsbanken A Shares (Sweden)	16,400	343,535
Toronto-Dominion Bank (Canada)	12,500	455,237
UniCredito Italiano (Italy)	166,172	837,926
Wells Fargo	63,700	3,798,430

		19,392,676

Capital Goods - 5.19%
Balfour Beatty (United Kingdom)	33,409	167,763
Boeing	30,700	1,584,734
Illinois Tool Works	30,200	2,813,734
Ingersoll-Rand Class A	9,200	625,324
Lockheed Martin	21,800	1,216,004
Masco	86,700	2,993,752
†Mettler Toledo International (Switzerland)	27,100	1,279,662
Mitsubishi (Japan)	39,000	421,440
Northrop Grumman	24,400	1,301,252
Sandvik (Sweden)	11,800	407,640
Wolseley (United Kingdom)	10,684	182,602

		12,993,907

Commercial Services & Supplies - 0.68%
Adecco (Switzerland)	10,684	530,478
Equifax	22,300	587,828
Meitec (Japan)	4,400	158,091
MoneyGram International	2,500	42,700
Rentokil Initial (United Kingdom)	144,471	394,102

		1,713,199

Consumer Durables & Apparel - 0.74%
Electrolux Series B (Sweden)	15,700	286,819
Fuji Photo Film (Japan)	11,900	390,854
Funai Electric (Japan)	3,500	471,897
Koninklijke Philips Electronics (Netherlands)	16,363	374,753
Sekisui House (Japan)	35,600	339,801

		1,864,124

	Number of	Market
	Shares	Value (U.S. $)
Diversified Financials - 5.98%
Citigroup	105,200	4,641,424
Credit Suisse Group (Switzerland)	33,864	1,080,708
Fortis (Belgium)	27,005	642,630
JP Morgan Chase	69,000	2,741,370
Mellon Financial	80,900	2,240,121
Morgan Stanley	65,800	3,243,940
Takefuji (Japan)	5,810	371,642

		14,961,835

Energy - 4.61%
BP (United Kingdom)	205,311	1,961,629
Ente Nazionale Idrocarburi (Italy)	31,750	711,380
Exxon Mobil	63,900	3,088,288
Kerr-McGee	8,500	486,625
Marathon Oil	33,300	1,374,624
Shell Transport & Trading (United Kingdom)	229,045	1,681,705
Suncor Energy (Canada)	13,600	434,151
Total (France)	8,842	1,801,009

		11,539,411

Food & Staples Retailing - 2.67%
Albertson’s	53,400	1,277,862
Costco Wholesale	56,400	2,343,985
†Kroger	70,900	1,100,368
†Shoppers Drug Mart (Canada)	14,700	397,250
Tesco (United Kingdom)	209,496	1,082,312
William Morrison Supermarkets	77,919	271,774
Woolworths Limited (Australia)	22,298	219,984

		6,693,535

Food, Beverage & Tobacco - 1.68%
†Aurora Foods	708	6
Cadbury Schweppes (United Kingdom)	86,972	668,472
Diageo (United Kingdom)	114,988	1,436,769
Gallaher Group (United Kingdom)	53,721	625,066
Nestle (Switzerland)	4,270	977,993
Swedish Match (Sweden)	48,400	511,909

		4,220,215

Healthcare Equipment & Services - 2.90%
†Anthem	12,900	1,125,525
Guidant	13,300	878,332
Medtronic	16,600	861,540
Nobel Biocare Holding	1,529	237,242
Quest Diagnostics	7,900	696,938
UnitedHealth Group	47,100	3,473,154

		7,272,731

Hotels, Restaurants & Leisure - 0.08%
Compass Group (United Kingdom)	52,722	210,364

		210,364

Household & Personal Products - 0.97%
Kao (Japan)	35,700	788,727
Kimberly-Clark	25,400	1,640,586

		2,429,313

Insurance - 2.54%
Aflac	24,400	956,724
Allstate	22,100	1,060,579
American International Group	3,500	237,965
Hartford Financial Services	17,400	1,077,582
Prudential (United Kingdom)	6,332	51,614
QBE Insurance Group (Australia)	67,300	638,609
Sompo Japan Insurance (Japan)	63,500	538,121
Swiss Reinsurance (Switzerland)	6,993	402,376
Willis Group Holdings (United Kingdom)	37,900	1,417,460

		6,381,030

Materials - 2.86%
Alcan (Canada)	14,100	674,055
BOC Group (United Kingdom)	17,464	279,204
Clariant (Switzerland)	15,670	187,608
CRH (Ireland)	32,330	772,962
Eastman Chemical	15,300	727,515
Holcim Limited (Switzerland)	10,991	579,609
Martin Marietta Materials	32,900	1,489,383
Nippon Unipac Holdings (Japan)	77	337,440
Nitto Denko (Japan)	12,100	556,612

	Number of	Market
	Shares	Value (U.S. $)
Shin-Etsu Chemical (Japan)	7,500	269,473
Solvay (Belgium)	1,706	157,854
Svenska Cellulosa (Sweden)	16,700	649,172
UPM-Kymmene Oyj (Finland)	24,991	475,825

		7,156,712

Media - 4.46%
†Dex Media	25,300	535,601
Gannett	9,400	787,344
†InterPublic Group	70,800	749,772
ITV (United Kingdom)	103,941	202,663
Omnicom Group	27,300	1,994,538
Reed Elsevier (Netherlands)	61,727	795,015
Reuters Group (United Kingdom)	56,905	321,017
SKY Perfect Communications (Japan)	126	147,475
Television Broadcasts (Hong Kong)	18,000	80,559
†Time Warner	118,700	1,915,818
Viacom Class B	84,000	2,819,040
VNU (Netherlands)	30,169	775,627
†Westwood One	2,500	49,425

		11,173,894

Pharmaceuticals & Biotechnology - 7.61%
†Actelion (Switzerland)	3,987	408,694
Allergan	40,800	2,960,041
AstraZeneca (United Kingdom)	21,824	894,485
Bristol-Myers Squibb	40,600	961,002
†Cephalon	20,300	972,370
†Genzyme	31,500	1,713,915
Johnson & Johnson	50,600	2,850,298
Mylan Laboratories	95,700	1,722,600
Novartis (Switzerland)	4,259	198,505
Roche Holding (Switzerland)	15,433	1,594,344
Sanofi-Aventis (France)	15,789	1,145,220
Takeda Pharmaceutical (Japan)	21,300	966,293
Wyeth	70,800	2,647,920

		19,035,687

Real Estate - 0.46%
Cheung Kong Holdings (Hong Kong)	40,300	344,961
Sun Hung Kai Properties (Hong Kong)	38,000	358,166
Unibail (France)	3,813	459,131

		1,162,258

Retail - 1.27%
Canadian Tire Class A (Canada)	2,000	78,496
Heenes & Mauritz B Shares (Sweden)	15,350	422,746
Kingfisher (United Kingdom)	149,299	833,456
†Kohl’s	22,700	1,093,912
TJX	33,900	747,156

		3,175,766

Semiconductors & Semiconductor Equipment - 0.32%
Rohm Limited (Japan)	8,000	804,246

		804,246

Software & Services - 2.76%
†BEA Systems	71,900	496,829
†Cap Gemini (France)	9,805	230,526
†Mercury Interactive	14,400	502,272
Microsoft	121,800	3,367,770
†Oracle	134,900	1,521,672
†Veritas Software	44,700	795,660

		6,914,729

Technology Hardware & Equipment - 1.15%
Canon (Japan)	23,800	1,118,577
Electrocomponents (United Kingdom)	51,736	290,921
Hewlett-Packard	33,500	628,125
Nokia OYJ (Finland)	59,558	819,599
Yokogawa Electric (Japan)	3,000	34,487

		2,891,709

Telecommunications - 4.79%
†Arch Wireless Class A	4	115
BCE (Canada)	16,200	348,821
BT Group (United Kingdom)	198,289	644,968
France Telecom (France)	34,653	863,363
Koninklijke (Neatherlands)	113,820	852,428
†Nextel Communications Class A	170,600	4,067,104

	Number of	Market
	Shares	Value (U.S. $)
Nippon Telegraph & Telephone (Japan)	20	79,662
NTT DoCoMo (Japan)	656	1,113,025
Portugal Telecom (Portugal)	38,528	424,445
SBC Communications	38,100	988,695
Telekom Austria (Austria)	21,722	304,320
Vodafone Group (United Kingdom)	964,780	2,313,208

		12,000,154

Transportation & Shipping - 2.03%
Burlington Northern Santa Fe	83,200	3,187,392
Canadian National Railway (Canada)	13,300	649,683
†Delta Air Lines	38,100	125,349
Qantas Airways Limited (Australia)	85,905	214,677
TNT Post Group (Netherlands)	37,199	908,777

		5,085,878

Utilities - 4.04%
American Electric Power	32,300	1,032,308
Australian Gas Light (Australia)	24,859	240,388
Centrica (United Kingdom)	72,196	328,239
†CMS Energy	41,400	394,128
Dominion Resources	10,700	698,175
Electricidade de Portugal (Portugal)	47,026	137,255
Exelon	62,300	2,285,787
FirstEnergy	43,400	1,782,872
National Grid Transco (United Kingdom)	95,899	809,970
Pepco Holdings	26,200	521,380
Scottish & Southern Energy (United Kingdom)	54,771	771,578
Sempra Energy	30,600	1,107,414

		10,109,494

Total Common Stock (cost $163,003,128)		173,696,119

Investment Companies- 5.47%
UBS Emerging Market Equity Fund	823,033	11,082,876
UBS High Yield Relationship Fund	147,744	2,628,512

Total Investment Companies (cost $12,927,242)		13,711,388

Preferred Stock- 0.14%
News Corporate Limited (Australia)	44,802	353,081
†World Access Series D	8	0

Total Preferred Stock (cost $363,956)		353,081

	Principal
	Amount (U.S. $)
Agency Mortgage-Backed Securities- 6.69%
Fannie Mae
*4.636% 2/1/34	$670,171	680,988
6.00% 1/1/33	1,302,649	1,350,277
6.50% 3/1/29	1,312,477	1,380,561
6.50% 12/1/29	1,480,796	1,556,686
6.50% 12/1/33	1,603,128	1,683,286
7.00% 12/1/33	637,552	676,403
7.00% 1/1/34	422,569	449,771
7.50% 2/25/41	310	335
Fannie Mae Grantor Trust 6.50% 7/25/42	909,939	961,692
*Fannie Mae Whole Loan 4.31% 1/25/43	854,601	897,500
Freddie Mac
5.50% 12/1/18	1,966,113	2,034,314
5.50% 1/1/19	1,310,882	1,355,943
5.50% 5/1/23	1,349,631	1,384,215
6.00% 8/15/30	270,000	277,120
6.50% 11/1/28	1,467,734	1,543,873
GNMA
*4.00% 12/20/29	202,980	204,927
6.50% 8/15/27	309,034	327,672

Total Agency Mortgage-Backed Securities (cost $16,803,609)		16,765,563

Agency Obligations- 1.41%
Fannie Mae
6.25% 2/1/11	505,000	558,289
6.625% 11/15/30	320,000	374,269
Freddie Mac 5.00% 1/30/14	1,170,000	1,171,778
5.125% 7/15/12	1,360,000	1,430,827

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Total Agency Obligations (cost $3,483,628)		3,535,163

Asset Backed Securities- 1.59%
*Capital One Multi-Asset Trust Series 03-A1 A1 1.48% 1/15/09	105,000	105,515
Conseco Finance Securitizations
Series 2000-1 A4 7.62% 5/1/31	631,805	648,738
Series 2002-2 A4 8.48% 12/1/30	725,684	760,602
Series 2000-5 A5 7.70% 2/1/32	1,000,000	1,004,832
*Countrywide Asset-Backed Certificates
Series 2003-SD3 A1 1.51% 12/25/32	45,098	45,239
Series 2004-SD1 A1 1.43% 6/25/33	62,692	62,803
First Franklin Mortgage Loan Series 2004-FFB A1 4.167% 6/25/24	238,377	238,072
MMCA Automobile Trust Series 01-1 B 6.19% 6/15/07	200,000	201,559
*Paragon Mortgages Series 7A B1A 2.305% 5/15/43	170,000	170,435
*Permanent Financing Series 04 2C 2.583% 6/10/42	600,000	599,839
*#Providian Gateway Master Trust Series 04-BA D 144A 2.525% 7/15/10	135,000	135,474

Total Asset Backed Securities (cost $3,972,789)		3,973,108

Commercial Mortgage-Backed Securities- 1.74%
*#Commercial Mortgage Structure Pass Through Securities Series 01-FL5A E 144A 2.59% 11/15/13	80,000	79,992
*#Commercial Mortgage Structure Pass Through Securities Series 01-FL5A F 144A 2.167% 11/15/13	90,000	89,758
DLJ Commercial Mortgage Series 99-CG1 A1A 6.08% 3/10/32	538,013	564,108
First Union Commercial Mortgage Securities Series 97-C2 A3 6.65% 11/18/29	184,208	198,303
Four Times Square Trust Series 00-4TS A1 7.69% 4/15/15	328,838	367,107
GMAC Commercial Mortgage Securities Series 97-C2 A3 6.566% 4/15/29	650,000	699,796
Mach One Trust Commercial Mortgage Series 2004-1 A1 3.89% 5/28/40	359,553	360,666
Merrill Lynch Mortgage Investors Series 96-C2 A3 6.96% 11/21/28	432,217	456,677
Merrill Lynch Mortgage Investors Series 98-C1 A1 6.31% 11/15/26	482,961	496,283
Morgan Stanley Dean Witter Capital Series 00-LIFE A2 7.57% 11/15/36	300,000	346,567
PNC Mortgage Acceptance Series 00-C1 A2 7.61% 2/15/10	600,000	691,032

Total Commercial Mortgage-Backed Securities (cost $4,434,566)		4,350,289

Commercial Paper- 1.23%
Atlantis One Funding 1.87% 10/1/04	1,089,000	1,089,000
Morgan Stanley 1.772% 10/13/04	2,000,000	1,998,813

Total Commercial Paper (cost $3,087,813)		3,087,813

Corporate Bonds- 3.27%
Aerospace & Defense - 0.08%
Boeing Capital 7.375% 9/27/10	50,000	58,163
#Bombardier Capital 144A 6.125% 6/29/06	100,000	99,229
Lockheed Martin 8.50% 12/1/29	35,000	46,423

		203,815

Automobiles & Automotive Parts - 0.32%
DaimlerChrysler 4.05% 6/4/08	210,000	212,061
Ford Motor 7.45% 7/16/31	65,000	63,917
Ford Motor Credit 5.80% 1/12/09	250,000	259,366
General Motors 8.375% 7/15/33	60,000	63,886
General Motors Acceptance Corp
6.875% 9/15/11	115,000	120,804
8.00% 11/1/31	90,000	93,412

		813,446

Banks - 0.55%
Abbey National 7.95% 10/26/29	30,000	38,153
Bank of America 7.40% 1/15/11	180,000	210,049
Bank One 7.875% 8/1/10	75,000	88,630
#Citigroup GCB 144A 5.00% 9/15/14	306,000	306,747
HSBC Holdings 5.25% 12/12/12	45,000	46,753
JP Morgan Chase 6.75% 2/1/11	75,000	84,489
National Westminster Bank 7.375% 10/1/09	40,000	46,274
#SMFG Finance 144A (Cayman Islands) 2.25% 7/11/05	9,000,000	164,477
US Bank National Association 6.375% 8/1/11	50,000	55,944
Wachovia Bank 7.80% 8/18/10	55,000	64,862
Washington Mutual 5.625% 1/15/07	200,000	210,329
Wells Fargo 6.375% 8/1/11	85,000	94,900

		1,411,607

Beverage/Bottling - 0.08%
Coors Brewing 6.375% 5/15/12	25,000	27,620
#Miller Brewing 144A 5.50% 8/15/13	95,000	99,224
#Pepsi Bottling Holdings 144A 5.625% 2/17/09	60,000	64,653

		191,497

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Brokerage - 0.21%
Credit Suisse First Boston USA 6.50% 1/15/12	85,000	94,566
Goldman Sachs Group 6.875% 1/15/11	170,000	192,229
Morgan Stanley 6.75% 4/15/11	220,000	246,851

		533,646

Business Services - 0.00%
Von Hoffman 13.50% 5/15/09	1,418	1,484

		1,484

Chemicals - 0.11%
Dow Chemical 6.125% 2/1/11	100,000	109,274
ICI Wilmington 4.375% 12/1/08	80,000	80,997
Praxair 6.375% 4/1/12	40,000	45,073
Rohm & Haas 7.85% 7/15/29	40,000	51,112

		286,456

Consumer Products - 0.06%
Avon Products 7.15% 11/15/09	75,000	86,112
Newell Rubbermaid 4.00% 5/1/10	55,000	53,558

		139,670

Consumer Services - 0.02%
Cendant 6.25% 1/15/08	50,000	53,938

		53,938

Diversified Manufacturing - 0.02%
United Technologies 6.10% 5/15/12	40,000	44,172

		44,172

Energy - 0.20%
Amerada Hess 7.875% 10/1/29	40,000	46,400
Burlington Resources Finance 6.68% 2/15/11	40,000	44,956
ConocoPhillips 8.75% 5/25/10	50,000	61,592
Devon Financing 6.875% 9/30/11	60,000	67,791
Duke Energy Field Services 7.875% 8/16/10	60,000	70,703
Marathon Oil 6.125% 3/15/12	40,000	43,543
Transocean Sedco Forex (Cayman Islands) 6.625% 4/15/11	100,000	111,819
Valero Energy 7.50% 4/15/32	50,000	58,641

		505,445

Entertainment - 0.04%
Time Warner 7.625% 4/15/31	70,000	80,817
Viacom 6.625% 5/15/11	25,000	27,798

		108,615

Environmental Services - 0.02%
Waste Management 7.375% 8/1/10	40,000	46,227

		46,227

Finance - 0.34%
Countrywide Home Loans 3.25% 5/21/08	45,000	44,291
GATX Financial 6.875% 11/1/04	45,000	45,165
General Electric Capital
6.00% 6/15/12	400,000	440,143
6.75% 3/15/32	50,000	57,738
Household Finance 6.75% 5/15/11	125,000	140,885
International Lease Finance 3.50% 4/1/09	50,000	48,991
USA Education 5.625% 4/10/07	80,000	84,249

		861,462

Food - 0.09%
ConAgra Foods 6.75% 9/15/11	55,000	61,969
Kraft Foods 5.625% 11/1/11	90,000	95,202
Unilever Capital 7.125% 11/1/10	55,000	63,765

		220,936

Gaming - 0.02%
Harrah’s Operating 7.50% 1/15/09	50,000	55,990

		55,990

Health Care - 0.03%
#McKesson 144A 7.75% 2/1/12	55,000	62,631

		62,631

Home Builders - 0.03%
Centex 7.875% 2/1/11	55,000	64,202

		64,202

Insurance - 0.05%
Allstate 7.20% 12/1/09	25,000	28,758
Marsh & McLennan 6.25% 3/15/12	40,000	44,362
Travelers Property Casualty 5.00% 3/15/13	45,000	44,816

		117,936

Machinery - 0.02%
John Deere Capital 7.00% 3/15/12	50,000	57,893

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
		57,893

Media - 0.09%
Comcast Cable Communication 6.75% 1/30/11	165,000	183,256
News America 7.125% 4/8/28	40,000	44,389

		227,645

Metals & Mining - 0.02%
Alcoa 6.00% 1/15/12	40,000	43,842

		43,842

Paper & Forest Products - 0.04%
International Paper 6.75% 9/1/11	40,000	44,635
Weyerhaeuser 7.375% 3/15/32	40,000	46,045

		90,680

Pharmaceuticals - 0.04%
Bristol-Myers Squib 5.75% 10/1/11	45,000	48,326
Wyeth 5.50% 3/15/13	40,000	40,879

		89,205

REITs - 0.02%
EOP Operating 7.25% 6/15/28	50,000	54,463

		54,463

Retail - 0.11%
Federated Department Stores 6.625% 4/1/11	55,000	61,530
Kroger 7.50% 4/1/31	40,000	46,577
Safeway 6.50% 3/1/11	50,000	54,720
Wal-Mart Stores 6.875% 8/10/09	100,000	113,530

		276,357

Technology/Hardware - 0.04%
Eastman Kodak 3.625% 5/15/08	55,000	53,917
Motorola 7.625% 11/15/10	40,000	46,867

		100,784

Technology/Software - 0.04%
Computer Science 3.50% 4/15/08	50,000	49,892
First Data 5.625% 11/1/11	40,000	42,838

		92,730

Telecommunications - 0.23%
AT&T 8.75% 11/15/31	60,000	65,700
AT&T Wireless Services 8.75% 3/1/31	55,000	72,435
Citizens Communications 9.25% 5/15/11	35,000	38,675
Deutsche Telekom International Financial (Netherlands) 8.75% 6/15/30	35,000	45,374
France Telecom (France) 9.50% 3/1/31	35,000	46,541
Sprint Capital 8.375% 3/15/12	40,000	48,515
#Telecom Italia Capital 144A (Luxembourg) 5.25% 11/15/13	45,000	45,932
TELUS (Canada) 8.00% 6/1/11	45,000	52,798
Verizon New York 6.875% 4/1/12	105,000	116,936
Vodafone Group (United Kingdom) 7.875% 2/15/30	35,000	44,326

		577,232

Tobacco - 0.04%
Altria Group 7.75% 1/15/27	50,000	52,959
UST 6.625% 7/15/12	50,000	56,208

		109,167

Transportation & Shipping - 0.06%
#ERAC USA Finance 144A 8.00% 1/15/11	50,000	59,333
Union Pacific 6.70% 12/1/06	75,000	80,364

		139,697

Utilities - 0.25%
American Electric Power 6.125% 5/15/06	60,000	62,926
Dominion Resources 8.125% 6/15/10	35,000	41,520
FirstEnergy 6.45% 11/15/11	45,000	49,160
FPL Group Capital 7.625% 9/15/06	100,000	108,475
Pacific Gas & Electric 6.05% 3/1/34	45,000	45,959
PPL Capital Funding 4.33% 3/1/09	50,000	49,455
Progress Energy 7.00% 10/30/31	45,000	49,089
PSEG Power 7.75% 4/15/11	25,000	29,146
Sempra Energy 7.95% 3/1/10	40,000	46,988
TXU Energy 7.00% 3/15/13	65,000	73,509
Xcel Energy 7.00% 12/1/10	55,000	62,279

		618,506

Total Corporate Bonds (cost $8,045,047)		8,201,376

Non-Agency Collateralized Mortgage Obligations- 0.12%
*Structured Adjustable Rate Mortgage Loan Trust 04-3AC A1 4.94% 3/25/34	305,162	307,968

		307,968

Total Non-Agency Collateralized Mortgage Obligations (cost $315,437)		307,968

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Sovereign Debt- 5.80%
Australia - 0.04%
Australia Government 5.75% 6/15/11	130,000	96,013

		96,013

Austria - 0.40%
Republic of Austria
3.80% 10/20/13	355,000	435,755
5.875% 7/15/06	435,000	570,952

		1,006,707

Belgium - 0.14%
Kingdom of Belgium 5.75% 3/28/08	260,000	352,068

		352,068

Canada - 0.33%
Government of Canada
5.75% 6/1/29	110,000	94,841
6.00% 6/1/08	605,000	514,887
6.00% 6/1/11	260,000	225,157

		834,885

Finland - 0.28%
Republic of Finland 5.75% 2/23/11	495,000	690,434

		690,434

France - 0.94%
Government of France
5.00% 10/25/16	273,000	365,368
5.50% 4/25/07	267,000	353,560
5.50% 4/25/10	685,000	939,509
5.50% 4/25/29	415,000	581,358
8.50% 10/25/19	60,000	108,805

		2,348,600

Germany - 2.21%
Deutsche Bundesrepublic
3.50% 10/10/08	285,000	359,099
5.00% 7/4/12	655,000	878,069
6.00% 1/5/06	1,100,000	1,426,294
6.00% 1/4/07	1,105,000	1,470,505
6.50% 7/4/27	915,000	1,438,590

		5,572,557

Italy - 0.22%
Republic of Italy
5.25% 11/1/29	70,000	93,123
8.75% 7/1/06	330,000	452,868

		545,991

Mexico - 0.12%
Mexico Government International Bond 8.125% 12/30/19	160,000	184,000
PEMEX Project Funding Master Trust 8.00% 11/15/11	100,000	113,375

		297,375

Netherlands - 0.30%
Netherlands Government 5.00% 7/15/11	565,000	758,295

		758,295

Russia - 0.09%
*#Russia 144A 5.00% 3/31/30	220,000	212,850

		212,850

Sweden - 0.10%
Kingdom of Sweden 5.00% 1/28/09	1,650,000	238,746

		238,746

United Kingdom - 0.63%
U.K. Treasury
**4.415% 11/22/04	165,000	296,577
4.75% 9/7/15	500,000	898,548
5.00% 3/7/12	160,000	292,860
5.75% 12/7/09	45,000	85,094

		1,573,079

Total Sovereign Debt (cost $14,562,951)		14,527,600

U.S. Treasury Obligations - 2.41%
U.S. Treasury Bonds
5.375% 2/15/31	1,190,000	1,275,160
6.25% 8/15/23	305,000	356,254
6.25% 5/15/30	105,000	124,655
6.625% 2/15/27	305,000	374,149
8.125% 8/15/19	140,000	191,707
8.75% 5/15/17	405,000	571,540

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
U.S. Treasury Notes
2.25% 4/30/06	5,000	4,987
2.50% 5/31/06	700,000	700,520
3.625% 7/15/09	2,025,000	2,050,155
4.00% 2/15/14	400,000	397,032

Total U.S. Treasury Obligations (cost $5,952,849)		6,046,159

	Number of
	Shares
Warrants- 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09	40	0
†#Pliant 144A, exercise price $0.01, expiration date 6/1/10	30	0
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	20	0
†Startec Global, exercise price $24.20, expiration date 5/15/08	40	1

Total Warrants (cost $3,520)		1

Total Market Value of Securities - 99.21% (cost $236,956,535)		248,555,628
Receivables and Other Assets Net of Liabilities (See Notes) - 0.79%		1,974,818

Net Assets Applicable to 19,222,531 Shares Outstanding - 100.00%		$250,530,446

†Non-income producing security for the period ended September 30, 2004.

*Variable Rate Notes-the interest rate shown is the rate as of September 30, 2004.

** Zero coupon bond. The interest rate shown is the effective yield as of September 30, 2004.

^ Step coupon bond.

#Security exempt from registration under Rule 144A of the Securities Act of 1993. See Note 6 in Notes.

GNMA-Government National Mortgage Association

REIT-Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust — Global Asset Allocation Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued a the mean between the bid and asked prices. Other Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued a the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$236,956,535

Aggregate unrealized appreciation	18,870,499
Aggregate unrealized depreciation	(7,284,889)

Net unrealized appreciation	$11,585,610

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $34,985,853 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,255,988 expires in 2009, $25,224,198 expires in 2010, and $5,505,667 expires in 2011.

3. Foreign Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     The following forward foreign currency exchange contracts were outstanding at September 30, 2004:

Contracts to Receive (Deliver)	In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
(8,830,000) British Pounds	US$	(15,852,499)	December 17, 2004	$(26,596)
5,063,662 European Monetary Unit	US$	6,117,895	December 17, 2004	169,067
930,000,000 Japanese Yen	US$	8,576,408	December 17, 2004	(101,192)
9,400,000 Singapore Dollar	US$	5,511,257	December 17, 2004	79,649
(9,600,000) Swedish Krona	US$	(1,267,076)	December 17, 2004	(51,124)
(5,960,000) Swiss Francs	US$	(4,789,887)	December 17, 2004	2,837
4,400,000 Swiss Francs	US$	3,545,671	December 17, 2004	(11,607)

				$61,034

4. Financial Futures Contracts — The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No financial futures were outstanding at September 30, 2004.

5. Swap Agreements — The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at September 30, 2004.

6. Credit and Market Risks — Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST — GROWTH AND INCOME FUND

September 30, 2004

	Number of	Market
	Shares	Value
Common Stock- 98.60%
Aerospace & Defense - 1.84%
Goodrich	227,600	$7,137,536
Honeywell International	137,100	4,916,406
Northrop Grumman	131,600	7,018,228
Textron	96,500	6,202,055
United Technologies	143,500	13,400,030

		38,674,255

Automobiles & Automotive Parts - 1.51%
General Motors	196,600	8,351,568
Johnson Controls	188,700	10,720,047
PACCAR	182,400	12,607,488

		31,679,103

Banking & Finance - 16.03%
American Express	125,400	6,453,084
Bank of America	955,700	41,410,481
Capital One Financial	77,800	5,749,420
CIT Group	292,300	10,929,097
Citigroup	1,331,000	58,723,720
Countrywide Financial	311,200	12,258,168
First Horizon National	149,800	6,495,328
Freddie Mac	350,200	22,847,048
Goldman Sachs Group	132,700	12,372,948
JP Morgan Chase	676,400	26,873,372
Lehman Brothers Holdings	130,800	10,427,376
MBNA	416,200	10,488,240
Mellon Financial	362,500	10,037,625
Merrill Lynch	283,200	14,080,704
Morgan Stanley	336,700	16,599,310
PNC Financial Services Group	104,700	5,664,270
US Bancorp	564,100	16,302,490
Wachovia	249,700	11,723,415
Washington Mutual	333,900	13,048,812
Wells Fargo	296,300	17,668,369
Zions Bancorporation	112,500	6,867,000

		337,020,277

Buildings & Materials - 0.96%
KB Home	160,700	13,577,543
Masco	192,700	6,653,931

		20,231,474

Business Services - 0.74%
Cendant	430,800	9,305,280
Deluxe	150,500	6,173,510

		15,478,790

Cable, Media & Publishing - 5.32%
Clear Channel Communications	274,500	8,556,165
†Comcast Class A	292,500	8,260,200

	Number of	Market
	Shares	Value
†Comcast Special Class A	709,900	19,820,408
†DIRECTV Group	369,500	6,499,505
Disney (Walt)	594,000	13,394,700
Knight-Ridder	83,300	5,451,985
†Time Warner	1,678,100	27,084,534
Viacom Class B	678,500	22,770,460

		111,837,957

Chemicals - 1.51%
Dow Chemical	263,300	11,895,894
duPont (E.I.) deNemours	249,300	10,670,040
Lubrizol	135,100	4,674,460
PPG Industries	75,200	4,608,256

		31,848,650

Computers & Technology - 9.02%
Adobe Systems	291,300	14,410,611
†Dell	669,200	23,823,520
†DST Systems	158,200	7,035,154
†Electronic Arts	177,200	8,149,428
†EMC	929,700	10,728,738
Hewlett-Packard	556,900	10,441,875
International Business Machines	280,800	24,075,792
†Intuit	238,400	10,823,360
Microsoft	1,927,100	53,284,315
†Oracle	1,202,500	13,564,200
†SanDisk	300,300	8,744,736
†Storage Technology	187,000	4,723,620

		189,805,349

Consumer Products - 3.47%
Black & Decker	91,700	7,101,248
Clorox	194,800	10,382,840
†Energizer Holdings	126,600	5,836,260
Fortune Brands	110,400	8,179,536
Gillette	259,600	10,835,704
Kimberly-Clark	146,900	9,488,271
Procter & Gamble	390,400	21,128,448

		72,952,307

Electronics & Electrical Equipment - 3.64%
General Electric	1,999,600	67,146,568
†Sanmina-SCI	597,000	4,208,850
Tyco International	173,700	5,325,642

		76,681,060

Energy - 6.88%
ChevronTexaco	536,600	28,783,224
ConocoPhillips	150,400	12,460,640
Devon Energy	170,800	12,128,508
ENSCO International	208,200	6,801,894
Exxon Mobil	1,438,600	69,527,538
†National-Oilwell	211,400	6,946,604
Occidental Petroleum	146,600	8,199,338

		144,847,746

Environmental Services - 0.48%
Waste Management	368,300	10,069,322

		10,069,322

Food, Beverage & Tobacco - 3.80%
Altria Group	484,100	22,772,064
Anheuser-Busch	343,700	17,167,815
Coca-Cola	363,200	14,546,160
Kellogg	174,600	7,448,436

	Number of	Market
	Shares	Value
Kraft Foods Class A	245,000	7,771,400
PepsiCo	212,200	10,323,530

		80,029,405

Healthcare & Pharmaceuticals - 14.76%
Abbott Laboratories	325,900	13,805,124
†Amgen	387,800	21,980,504
†Anthem	72,200	6,299,450
Beckman Coulter	161,800	9,080,216
Becton, Dickinson	179,200	9,264,640
Biomet	209,500	9,821,360
Bristol-Myers Squibb	609,100	14,417,397
†Express Scripts Class A	122,700	8,017,218
†Genentech	177,200	9,288,824
†Gilead Sciences	251,000	9,382,380
GlaxoSmithKline ADR	133,400	5,833,582
Guidant	184,000	12,151,360
Johnson & Johnson	735,500	41,430,715
†MedImmune	286,800	6,797,160
Medtronic	216,800	11,251,920
Merck & Company	531,300	17,532,900
Pfizer	1,535,900	46,998,540
Quest Diagnostics	74,800	6,598,856
†Tenet Healthcare	873,700	9,427,223
UnitedHealth Group	205,700	15,168,318
†WellPoint Health Networks	71,200	7,482,408
Wyeth	496,700	18,576,580

		310,606,675

Industrial Machinery - 1.70%
3M	138,200	11,051,854
Caterpillar	121,000	9,734,450
Cummins	108,500	8,017,065
Rockwell Automation	181,600	7,027,920

		35,831,289

Insurance - 3.81%
Allstate	242,200	11,623,178
American International	360,700	24,523,993
Berkley (W.R.)	201,500	8,495,240
Everest Re Group	89,600	6,659,968
MetLife	326,300	12,611,495
Nationwide Financial Services Class A	167,200	5,870,392
Prudential Financial	221,300	10,409,952

		80,194,218

Internet Services - 0.71%
†eBay	78,600	7,226,484
†IAC/InterActiveCorp	354,900	7,814,898

		15,041,382

Leisure, Lodging & Entertainment - 1.06%
Harley-Davidson	90,600	5,385,264
Marriott International Class A	190,100	9,877,596
†MGM MIRAGE	141,300	7,015,545

		22,278,405

Metals & Mining - 0.64%
Alcoa	259,700	8,723,323
Freeport-McMoRan Copper & Gold Class B	115,200	4,665,600

		13,388,923

Paper & Forest Products - 0.92%
International Paper	224,800	9,084,168
Weyerhaeuser	155,900	10,364,232

		19,448,400

	Number of	Market
	Shares	Value
REITs - 1.04%
Equity Office Properties Trust	311,000	8,474,750
Mills	120,800	6,265,896
ProLogis	204,800	7,217,152

		21,957,798

Retail - 5.76%
Best Buy	99,300	5,386,032
CVS	187,800	7,912,014
Federated Department Stores	134,900	6,128,507
Gap	459,600	8,594,520
Home Depot	728,850	28,570,920
Limited Brands	506,700	11,294,343
McDonald’s	471,600	13,218,948
RadioShack	205,200	5,876,928
Saks	359,100	4,327,155
Wal-Mart Stores	379,200	20,173,440
Yum Brands	240,100	9,762,466

		121,245,273

Semiconductors - 3.59%
†Altera	341,300	6,679,241
†Applied Materials	392,800	6,477,272
Intel	2,007,800	40,276,468
†Lam Research	170,900	3,739,292
Linear Technology	199,600	7,233,504
Texas Instruments	524,300	11,157,104

		75,562,881

Telecommunications - 5.26%
CenturyTel	160,100	5,481,824
†Cisco Systems	1,762,700	31,904,870
†Juniper Networks	301,400	7,113,040
Motorola	371,300	6,698,252
†NEXTEL Communications Class A	489,000	11,657,760
Nokia ADR	403,100	5,530,532
QUALCOMM	189,500	7,398,080
SBC Communications	598,100	15,520,695
Verizon Communications	491,300	19,347,394

		110,652,447

Textiles, Apparel & Furniture - 0.90%
†Coach	212,700	9,022,734
NIKE	126,100	9,936,680

		18,959,414

Transportation & Shipping - 0.89%
FedEx	93,500	8,012,015
Union Pacific	181,200	10,618,320

		18,630,335

Utilities - 2.36%
Dominion Resources	88,000	5,742,000
Edison International	351,100	9,307,661
Exelon	331,200	12,151,728
ONEOK	254,000	6,609,080
PPL	140,000	6,605,200
TXU	193,700	9,282,104

		49,697,773

Total Common Stock (cost $1,652,609,769)		2,074,650,908

	Principal
	Amount
*Commercial Paper- 1.37%
Export Development Canada 1.90% 10/1/04	$3,860,000	3,860,000

	Principal	Market
	Amount	Value
Three Pillars Funding 1.80% 10/18/04	10,000,000	9,991,642
UBS Finance 1.90% 10/1/04	15,000,000	15,000,000

		28,851,642

Total Commercial Paper (cost $28,851,642)		28,851,642

Total Market Value of Securities - 99.97% (cost $1,681,461,411)		2,103,502,550
Receivables and Other Assets Net of Liabilities (See Notes) - 0.03%		687,796

Net Assets Applicable to 75,502,101 Shares Outstanding - 100.00%		$2,104,190,346

† Non-income producing security for the period ended September 30, 2004.

ADR — American Depositary Receipts

REIT — Real Estate Investment Trust

* Rate disclosed is yield at time of purchase.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust — Growth and Income Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$1,689,309,286

Aggregate unrealized appreciation	465,182,407
Aggregate unrealized depreciation	(50,989,143)

Net unrealized appreciation	$414,193,264

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $406,937,499 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $140,851,540 expires in 2009 and $266,085,959 expires in 2010.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST- INTERNATIONAL FUND

September 30, 2004

	Number of	Market
	Shares	Value (U.S.$)
Common Stock- 97.16%
Australia - 10.37%
Amcor	1,386,543	$7,211,179
Coles Myer	1,022,306	6,923,744
Foster’s Group	3,293,814	11,285,185
National Australia Bank	527,031	10,299,747
Orica	29,174	365,587
Telstra	1,977,034	6,659,100
Wesfarmers	23,644	548,049

		43,292,591

Belgium - 3.05%
Electrabel	12,739	4,577,258
†Fortis Group	342,134	8,133,168

		12,710,426

Finland - 1.22%
UPM-Kymmene	268,544	5,113,040

		5,113,040

France - 7.28%
Cie de Saint-Gobain	166,025	8,522,372
Societe Generale	103,449	9,154,461
Total	62,390	12,708,094

		30,384,927

Germany - 5.96%
Bayer	269,901	7,374,775
†Bayerische Hypo-und Vereinsbank	286,816	5,478,748
RWE	251,996	12,018,395

		24,871,918

Hong Kong - 3.02%
Hong Kong Electric Holdings	1,404,500	6,231,776
Wharf Holdings	1,894,000	6,375,632

		12,607,408

Italy - 3.15%
Banca Intesa	3,463,267	13,162,215

		13,162,215

Japan - 15.49%
Canon	202,000	9,493,808
Eisai	151,200	4,115,592
Hitachi	888,000	5,365,948
Matsushita Electric Industrial	565,000	7,540,852
Millea Holdings	350	4,509,368
Murata Manufacturing	138,700	6,669,782
Takeda Chemical Industries	311,700	14,140,544
Toyota Motor	230,800	8,837,055
West Japan Railway	1,025	3,999,002

		64,671,951

Netherlands - 6.75%
ING Groep	431,225	10,883,015
Reed Elsevier	489,674	6,306,776

	Number of	Market
	Shares	Value (U.S.$)
Royal Dutch Petroleum	213,321	10,987,256

		28,177,047

New Zealand - 2.20%
Telecom Corporation of New Zealand	2,310,381	9,197,064

		9,197,064

Singapore - 2.81%
Jardine Matheson Holdings	336,000	4,737,600
Oversea Chinese Banking	841,000	6,993,348

		11,730,948

South Africa - 1.60%
Sasol	357,766	6,658,039

		6,658,039

South Korea - 1.63%
POSCO ADR	179,881	6,808,496

		6,808,496

Spain - 7.03%
Banco Santander Central Hispanoamericano	729,169	7,118,235
Iberdrola	411,499	8,535,065
Telefonica	915,327	13,698,876

		29,352,176

Taiwan - 0.03%
Chunghwa Telecom ADR	7,200	126,792

		126,792

United Kingdom - 25.57%
Aviva	376,465	3,726,340
BG Group	1,545,243	10,359,901
BOC Group	278,144	4,446,792
Boots Group	913,654	10,622,469
BP	1,002,913	9,582,256
Brambles Industries	1,236,854	5,729,662
GKN	1,102,023	4,282,471
GlaxoSmithKline	674,938	14,582,728
GUS	250,852	4,087,633
HBOS	749,855	10,142,828
Intercontinental Hotels Group	672,982	7,659,928
Lloyds TSB Group	1,361,666	10,632,172
Mitchells & Butlers	648,136	3,193,042
Rio Tinto	285,222	7,669,595

		106,717,817

Total Common Stock (cost $334,594,398)		405,582,855

	Principal
	Amount
*Commercial Paper- 2.35%
UBS Finance 1.88% 10/1/04	$9,795,000	9,795,000

Total Commercial Paper (cost $9,795,000)		9,795,000

Total Market Value of Securities - 99.51%
(cost $344,389,398)		415,377,855
Receivables and Other Assets Net of Liabilities (See Notes) - 0.49%		2,030,244

Net Assets Applicable to 28,849,478 Shares Outstanding - 100.00%		$417,408,099

†Non-income producing security for the period ended September 30, 2004.
*Rate disclosed is yield at time of purchase.
ADR-American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust — International Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex- dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments	$344,721,902

Aggregate unrealized appreciation	93,273,784
Aggregate unrealized depreciation	(22,617,831)

Net unrealized appreciation	$70,655,953

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $23,908,671 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,278,643 expires in 2009, $3,588,157 expires in 2010, and $12,041,871 expires in 2011.

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The following forward foreign currency exchange contract was outstanding at September 30, 2004:

Contracts to	In exchange		Settlement	Unrealized
Deliver	For		Date	Appreciation
23,615,000 British Pounds	US$	42,577,845	10/29/04	$52,661

4. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST MANAGED FUND

September 30, 2004

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock– 66.40%
Aerospace & Defense – 1.10%
Goodrich	33,200	$1,041,152
Honeywell International	23,000	824,780
†MTC Technologies	8,400	232,092
Northrop Grumman	16,900	901,277
†Orbital Sciences	28,000	319,760
Textron	13,600	874,072
United Technologies	20,600	1,923,628

		6,116,761

Automobiles & Automotive Parts – 0.98%
ArvinMeritor	12,500	234,375
General Motors	29,200	1,240,416
Johnson Controls	27,000	1,533,870
Oshkosh Truck	5,400	308,124
PACCAR	26,100	1,804,032
Thor Industries	12,300	325,581

		5,446,398

Banking & Finance – 10.16%
†Affiliated Managers Group	7,600	406,904
American Express	19,200	988,032
Bancfirst	5,400	346,248
Bank of America	137,700	5,966,541
Capital One Financial	11,200	827,680
CIT Group	42,600	1,592,814
Citigroup	191,700	8,457,803
City Holding	5,300	174,317
CompuCredit	18,100	337,022
Corus Bankshares	8,000	345,040
Countrywide Financial	45,400	1,788,306
Dime Community Bancshares	17,400	292,320
Financial Federal	9,700	363,556
First Bancorp Puerto Rico	7,900	381,570
First Horizon National	21,200	919,232
First Place Financial Ohio	15,400	308,000
†FirstFed Financial	5,600	273,728
Flagstar Bancorp	14,000	297,920
Freddie Mac	50,800	3,314,192
Frontier Financial	8,700	307,110
Goldman Sachs Group	19,400	1,808,856
Greater Bay Bancorp	12,100	347,875
Independent Bank Corp — Michigan	8,000	216,000
International Bancshares	6,625	243,469
Irwin Financial	9,000	232,380
JP Morgan Chase	95,500	3,794,215
Lehman Brothers Holdings	18,400	1,466,848
MainSource Financial Group	13,387	274,434
MBNA	58,300	1,469,160

	Number of	Market
	Shares	Value
		(U.S. $)
Mellon Financial	52,700	1,459,263
Merchants Bancshares	8,800	253,000
Merrill Lynch	41,200	2,048,464
Metris	26,900	263,082
Morgan Stanley	47,500	2,341,750
Netbank	19,400	194,194
PFF Bancorp	8,460	323,764
†Piper Jaffray	7,700	304,843
PNC Financial Services Group	14,700	795,270
Provident Bankshares	10,731	360,025
Republic Bancorp	26,440	407,176
†TierOne	13,400	309,004
Trustmark	12,000	372,960
US Bancorp	81,200	2,346,680
Wachovia	36,900	1,732,455
Washington Mutual	49,600	1,938,368
Wells Fargo	41,800	2,492,534
West Coast Bancorp Oregon	15,400	320,782
Zions Bancorporation	16,200	988,848

		56,794,034

Buildings & Materials – 1.21%
Ameron International	5,300	174,370
Beazer Homes USA	3,200	342,048
†Dycom Industries	10,800	306,612
†Genlyte Group	6,600	424,974
†Griffon	8,300	175,130
†Jacuzzi Brands	37,900	352,470
KB Home	24,600	2,078,454
M/I Homes	6,900	292,836
Masco	28,000	966,840
Meritage	6,100	479,460
Standard-Pacific	4,600	259,302
†USG	17,700	322,671
Watsco	11,100	333,333
York International	7,600	240,084

		6,748,584

Business Services – 0.88%
Administaff	23,500	274,950
Cendant	62,600	1,352,160
Deluxe	19,700	808,094
Gevity HR	10,300	158,414
Harland (John H.)	8,200	257,070
Healthcare Services Group	13,950	250,542
†Integrated Electrical Services	30,900	148,629
†Labor Ready	25,400	356,108
†NCO Group	11,500	309,925
†Sourcecorp	12,500	276,750
Unifirst	7,800	223,080
†Washington Group International	9,300	321,966
Watson Wyatt	5,700	149,910

		4,887,598

Cable, Media & Publishing – 3.25%
†Charter Communications Class A	49,600	131,936
Clear Channel Communications	37,700	1,175,109
†Comcast Class A	42,400	1,197,376
†Comcast Special Class A	96,800	2,702,656
†DIRECTV Group	65,600	1,153,904
Disney (Walt)	88,800	2,002,440

	Number of	Market
	Shares	Value
		(U.S. $)
†Emmis Broadcasting Class A	12,700	229,362
†infoUSA	24,800	220,968
Journal Communications Class A	11,800	206,972
Knight-Ridder	12,200	798,490
†Lin TV Class A	15,800	307,784
Media General Class A	4,000	223,800
†Mediacom Communications	29,900	195,247
†Playboy Enterprises	14,700	147,588
†Scholastic	7,700	237,853
†Sinclair Broadcasting Group	21,900	159,870
†Time Warner	240,300	3,878,442
Viacom Class B	95,200	3,194,912

		18,164,709

Chemicals – 1.36%
Aceto	16,200	233,280
Crompton	42,100	399,529
Cytec Industries	7,400	362,230
Dow Chemical	38,100	1,721,358
duPont (E.I.) deNemours	35,800	1,532,240
Ferro	9,800	213,738
†FMC	9,800	475,986
IMC Global	16,500	286,935
Lubrizol	29,300	1,013,780
†NewMarket	9,200	192,096
Octel	7,000	148,680
†PolyOne	52,100	391,792
PPG Industries	10,500	643,440

		7,615,084

Computers & Technology – 5.52%
Adobe Systems	40,500	2,003,535
†Avid Technology	4,900	229,663
†CACI International	8,600	453,908
†Dell	97,900	3,485,240
†DST Systems	23,700	1,053,939
†Electronic Arts	26,300	1,209,537
†Electronics for Imaging	10,400	168,896
†EMC	129,500	1,494,430
FactSet Research Systems	6,400	308,480
Hewlett-Packard	82,200	1,541,250
International Business Machines	40,200	3,446,748
†Intuit	32,600	1,480,040
JDA Software Group	9,900	107,118
†Keane	8,600	132,096
†Lawson Software	36,900	206,640
†Mentor Graphics	16,200	177,633
Mercury Computer Systems	9,600	258,432
Microsoft	276,800	7,653,520
†Oracle	171,600	1,935,648
†Progress Software	14,300	284,570
†Quality Systems	4,100	207,091
†Radisys	11,400	159,030
†SanDisk	43,000	1,252,160
†Storage Technology	27,000	682,020
†Synaptics	15,600	314,496
†Take-Two Interactive Software	11,400	374,490
Universal Electronics	13,300	223,174

		30,843,784

Consumer Products – 2.11%

	Number of	Market
	Shares	Value
		(U.S. $)
Acuity Brands	14,600	347,042
Black & Decker	12,900	998,976
Clorox	28,200	1,503,060
†Energizer Holdings	17,500	806,750
Fortune Brands	13,900	1,029,851
Gillette	36,500	1,523,510
Kimberly-Clark	21,800	1,408,062
Procter & Gamble	58,900	3,187,668
Toro	5,200	355,160
†United Stationers	8,600	373,240
†Yankee Candle	7,900	228,784

		11,762,103

Consumer Services – 0.06%
Mcgrath Rentcorp	5,900	215,645
†Universal Technical Institute	4,500	135,810

		351,455

Electronics & Electrical Equipment – 2.30%
†Artesyn Technologies	27,200	271,456
†Benchmark Electronics	5,700	169,860
†Cymer	9,000	257,940
†Dionex	6,100	333,670
General Electric	288,800	9,697,904
Hughes Supply	6,800	204,476
†Kemet	19,800	160,182
†Rofin-Sinar Technologies	7,300	214,474
†Sanmina-SCI	87,300	615,465
†Stoneridge Incorporated	10,000	141,000
Tyco International	25,100	769,566

		12,835,993

Energy – 4.30%
ChevronTexaco	77,000	4,130,280
ConocoPhillips	21,700	1,797,845
Devon Energy	23,100	1,640,331
ENSCO International	31,500	1,029,105
Exxon Mobil	208,200	10,062,306
†Forest Oil	9,500	286,140
Holly	18,200	464,100
†Key Energy Group	22,100	244,205
†Magnum Hunter Resources	25,700	296,578
†Maverick Tube	5,800	178,698
†National-Oilwell	31,600	1,038,376
Occidental Petroleum	21,500	1,202,495
†Oceaneering International	10,100	372,084
†Oil States International Inc	13,300	248,710
†Stone Energy	4,900	214,424
Universal Compression Holdings	5,500	187,385
†W-H Energy Services	13,700	284,275
World Fuel Services	9,000	322,200

		23,999,537

Environmental Services – 0.26%
Waste Management	53,500	1,462,690

		1,462,690

Food, Beverage & Tobacco – 2.26%
Altria Group	69,400	3,264,576
Anheuser-Busch	49,900	2,492,505
Chiquita Brands International	10,700	186,287
Coca-Cola	49,600	1,986,480
Kellogg	24,000	1,023,840

	Number of	Market
	Shares	Value
		(U.S. $)
Kraft Foods Class A	35,700	1,132,404
Lancaster Colony	5,200	219,258
PepsiCo	32,900	1,600,585
†Ralcorp Holdings	6,200	223,820
Ruddick	12,400	243,536
Sanderson Farms	6,600	220,770

		12,594,061

Healthcare & Pharmaceuticals – 9.88%
Abbott Laboratories	44,500	1,885,020
†Abgenix	10,100	99,586
†Adolor Corporation	17,900	201,375
†Advanced Medical Optics	8,600	340,302
†Albany Molecular Research	13,200	126,720
†Alkermes	12,600	145,404
Alpharma — Class A	14,300	261,547
†American Healthways	10,500	305,655
†Amgen	55,600	3,151,408
†Anthem	10,100	881,225
†Applera Corp-Celera Genomics	16,300	190,547
†Apria Healthcare Group	10,200	277,950
Arrow International	9,400	281,060
Beckman Coulter	23,300	1,307,596
Becton, Dickinson	26,800	1,385,560
†Bio-Rad Laboratories Class A	4,500	229,950
Biomet	30,600	1,434,528
Bradley Pharmaceuticals	8,700	177,045
Bristol-Myers Squibb	89,100	2,108,997
†Candela	17,800	205,412
Cooper Companies	5,200	356,460
†CuraGen	34,400	189,200
†Digene	3,400	88,264
†Enzo Biochem	9,691	145,365
†Express Scripts Class A	18,300	1,195,722
†First Horizon Pharmaceutical	18,700	374,187
†Gen-Probe	7,000	279,090
†Genentech	26,100	1,368,162
†Geron	13,700	82,063
†Gilead Sciences	40,200	1,502,676
GlaxoSmithKline ADR	19,300	843,989
Guidant	26,200	1,730,248
Immunogen	36,700	185,335
†Inamed	2,800	133,476
Integra LifeSciences Holding	7,500	240,825
Johnson & Johnson	105,200	5,925,916
Kos Pharmaceuticals	5,900	210,099
†LifePoint Hospitals	7,900	237,079
†Ligand Pharmaceuticals Class B	11,000	110,220
†Medarex	22,400	165,312
†MedImmune	40,600	962,220
Medtronic	31,800	1,650,420
Mentor/Minn	8,800	296,384
Merck & Company	76,700	2,531,100
†Molina Healthcare	6,000	213,000
†Noven Pharmaceuticals	9,300	193,812
Owens & Minor	11,900	302,260
Pediatrix Medical Group	5,600	307,160
Pfizer	219,300	6,710,579
PolyMedica	8,200	252,560

	Number of	Market
	Shares	Value
		(U.S. $)
†Priority Healthcare Class B	13,800	278,070
Quest Diagnostics	11,300	996,886
†Res-Care	30,400	360,240
†Select Medical	12,000	161,160
Serologicals	10,200	237,966
†Sierra Health Services	8,300	397,819
†Sybron Dental Specialties	11,500	341,435
†Techne	6,200	236,716
†Telik	10,200	227,460
†Tenet Healthcare	125,400	1,353,066
UnitedHealth Group	31,800	2,344,932
Vital Signs	5,200	166,296
†WellPoint Health Networks	9,800	1,029,882
West Pharmaceutical Services	16,600	346,110
†Wright Medical Group	9,100	228,592
Wyeth	70,400	2,632,960

		55,119,660

Industrial Machinery – 1.38%
3M	19,900	1,591,403
†AGCO	20,100	454,662
Applied Industrial Technologies	5,500	196,570
Barnes Group	8,200	225,254
Briggs & Stratton	3,300	267,960
Caterpillar	17,700	1,423,965
Cummins	15,300	1,130,517
†Flowserve	8,200	198,276
†Kadant	8,900	163,404
Lawson Products	9,100	372,827
Lincoln Electric Holdings	8,200	257,152
NN	18,200	208,390
Rockwell Automation	26,200	1,013,940
Tecumseh Products Class A	5,200	217,724

		7,722,044

Insurance – 2.52%
Allstate	35,200	1,689,248
American International	53,000	3,603,470
AmerUs Group	8,300	340,300
Berkley (W.R.)	29,100	1,226,856
Delphi Financial Group Class A	7,950	319,352
Everest Re Group	13,400	996,022
FBL Financial Group Class A	11,400	298,566
Kansas City Life Insurance	5,700	242,649
MetLife	47,600	1,839,740
Nationwide Financial Services Class A	26,200	919,882
Penn-America Group	16,600	225,926
Presidential Life	12,600	216,468
Prudential Financial	30,200	1,420,608
RLI	9,600	360,480
†Triad Guaranty	3,500	194,180
Vesta Insurance Group	44,800	201,152

		14,094,899

Internet Services – 0.77%
†Ask Jeeves	7,000	228,970
†Digital River	8,300	247,174
†Digitas	23,700	183,201
†Earthlink	33,500	345,050
†eBay	11,000	1,011,340
†IAC/InterActiveCorp	49,700	1,094,394

	Number of	Market
	Shares	Value
		(U.S. $)
†Internet Security Systems	14,500	246,500
†j2 Global Communications	9,000	284,310
†RSA Security	12,300	237,390
†United Online	14,700	141,414
†WebEx Communications	13,600	296,752

		4,316,495

Leisure, Lodging & Entertainment – 0.76%
†Argosy Gaming	9,200	360,640
Harley-Davidson	11,900	707,336
Macrovision	8,600	207,088
Marriott International Class A	26,900	1,397,724
†MGM MIRAGE	21,100	1,047,615
†Orbitz Class A	6,000	163,200
†Penn National Gaming	9,200	371,680

		4,255,283

Metals & Mining – 0.61%
†AK Steel Holding	52,600	429,216
Alcoa	37,400	1,256,266
Century Aluminum	10,500	291,165
Freeport-McMoRan Copper & Gold Class B	16,500	668,250
†Terex	10,000	434,000
Worthington Industries	15,500	330,925

		3,409,822

Paper & Forest Products – 0.62%
Chesapeake	9,100	218,582
International Paper	32,600	1,317,366
Wausau-Mosinee Paper	23,400	389,610
Weyerhaeuser	22,700	1,509,096

		3,434,654

REITs – 1.34%
American Home Mortgage Investment	10,900	304,655
Brandywine Realty Trust	9,800	279,104
Equity Inns	30,900	305,292
Equity Office Properties Trust	44,600	1,215,350
First Industrial Realty	8,800	324,720
Glimcher Realty Trust	11,800	286,740
Home Properties	6,200	245,272
HRPT Properties Trust	20,700	227,493
Maguire Properties	10,400	252,824
MFA Mortgage Investments	24,700	227,487
Mills	18,100	938,847
National Health Investors	13,300	378,252
Nationwide Health Properties	14,300	296,725
Prentiss Properties Trust	9,600	345,600
ProLogis	32,500	1,145,300
Senior Housing Properties Trust	12,900	229,878
Shurgard Storage Centers Class A	6,600	256,080
SL Green Realty	4,700	243,507

		7,503,126

Retail – 3.91%
†Aeropostale	13,950	365,490
†AnnTaylor Stores	10,300	241,020
Best Buy	14,200	770,208
†Brookstone	15,600	294,684
†CKE Restaurants	17,400	192,270
†Conn’s	17,600	246,048
†CSK Auto	11,800	157,176
CVS	27,000	1,137,510

	Number of	Market
	Shares	Value
		(U.S. $)
†Electronics Boutique Holdings	7,900	269,390
Federated Department Stores	18,900	858,627
†Finish Line Class A	11,000	340,120
Gap	67,800	1,267,860
†Goody’s Family Clothing	21,200	178,504
Home Depot	106,100	4,159,120
†Ihop	7,000	267,470
Insight Enterprises	11,300	190,292
Limited Brands	73,300	1,633,857
Lone Star Steakhouse & Saloon	10,400	268,632
McDonald’s	68,200	1,911,646
Movado Group	15,400	261,800
Nu Skin Enterprises Class A	13,500	317,385
Pacific Sunwear Of California	14,350	302,068
†Party City	14,800	218,596
RadioShack	28,900	827,696
Saks	53,600	645,880
†Smart & Final	10,600	177,656
Wal-Mart Stores	54,800	2,915,360
Yum Brands	34,700	1,410,902

		21,827,267

Semiconductors – 2.54%
†Altera	47,900	937,403
†AMIS Holdings	7,900	106,808
†Applied Materials	56,200	926,738
†Axcelis Technologies	17,900	148,212
†DSP Group	6,900	145,245
Emulex	18,200	209,664
†Formfactor	7,300	141,401
Helix Technology	15,100	205,285
Intel	287,400	5,765,244
†Kulicke & Soffa Industries	32,400	183,060
†Lam Research	25,000	547,000
Linear Technology	27,200	985,728
†Micrel	17,400	181,134
Microsemi Corp	19,300	272,130
†Omnivision Technologies	10,600	149,990
†Photronics	18,200	302,484
Pixelworks	15,900	159,159
†Sigmatel	17,400	369,054
†Silicon Image	24,900	314,736
†Skyworks Solutions	34,600	328,700
Texas Instruments	75,000	1,596,000
†Varian Semiconductor Equipment Associates	6,100	188,490

		14,163,665

Technology/Software – 0.03%
†FileNet	9,900	172,854

		172,854

Telecommunications – 3.16%
Aspect Communications	19,700	195,621
CenturyTel	23,100	790,944
†Cisco Systems	255,200	4,619,120
Ditech Communications	6,900	154,491
†EMS Technologies	6,000	103,500
†Juniper Networks	44,000	1,038,400
Motorola	53,800	970,552
†Netgear	16,700	204,074
†NEXTEL Communications Class A	68,200	1,625,888

	Number of	Market
	Shares	Value
		(U.S. $)
Nokia ADR	58,500	802,620
†Plantronics	6,000	259,440
QUALCOMM	28,000	1,093,120
†RF Micro Devices	25,700	162,938
SBC Communications	82,800	2,148,660
†Sonus Networks	42,800	240,964
Verizon Communications	74,500	2,933,810
†West	11,200	326,256

		17,670,398

Textiles, Apparel & Furniture – 0.68%
†Carter’s	7,700	213,213
†Coach	29,900	1,268,358
Kellwood	7,000	255,150
NIKE	18,300	1,442,040
Stride Rite	21,200	217,300
†The Warnaco Group Class A	17,200	382,356

		3,778,417

Transportation & Shipping – 0.90%
†AMR	17,000	124,610
†Arkansas Best	7,300	267,326
†Continental Airlines Class B	13,100	111,612
†ExpressJet Holdings	15,300	153,153
FedEx	12,600	1,079,694
†HUB Group	8,400	312,900
Magellan Midstream Partners	4,100	225,418
†Mesa Air Group	15,200	77,520
Offshore Logistics	9,700	333,874
Overnite	13,700	430,591
†Pacer International	20,400	334,560
Union Pacific	27,000	1,582,200

		5,033,458

Utilities – 1.55%
Black Hills	6,300	175,014
Cascade Natural Gas	8,400	178,332
Cleco	11,300	194,812
Dominion Resources	12,700	828,675
Edison International	51,000	1,352,010
Exelon	48,400	1,775,796
Great Plains Energy	6,900	201,135
Middlesex Water	9,000	161,280
ONEOK	33,100	861,262
Otter Tail	7,700	196,350
PPL	21,000	990,780
TXU	25,500	1,221,960
UGI	9,400	350,244
Westar Energy	9,500	191,900

		8,679,550

Total Common Stock (cost $297,360,946)		370,804,383

	Principal
	Amount (U.S. $)
Corporate Bonds– 13.94%
Aerospace & Defense – 0.07%
Northrop Grumman 4.079% 11/16/06	$385,000	391,316

		391,316

Automobiles & Automotive Parts – 0.50%
Ford Motor 7.45% 7/16/31	1,110,000	1,091,497
General Motors

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
7.125% 7/15/13	365,000	381,640
8.375% 7/15/33	1,045,000	1,112,683
Johnson Controls 5.00% 11/15/06	215,000	223,671

		2,809,491

Banking & Finance – 3.72%
††*#Ares Leveraged Investment Fund 144A 5.71% 10/31/05	750,000	750,000
Bear Stearns 4.65% 7/2/18	745,000	693,950
*#Bombardier Capital 144A 4.031% 5/30/13	495,000	493,312
#Canadian Oil Sands 144A 4.80% 8/10/09	310,000	314,734
Citigroup 5.875% 2/22/33	595,000	594,954
Credit Suisse First Boston USA 6.125% 11/15/11	835,000	911,041
#Erac USA Finance 144A 7.35% 6/15/08	1,570,000	1,758,363
Ford Motor Credit
5.625% 10/1/08	590,000	610,610
7.00% 10/1/13	800,000	847,245
Franklin Resources 3.70% 4/15/08	590,000	591,735
General Electric Capital 5.45% 1/15/13	895,000	949,782
General Motors Acceptance Corp
6.75% 1/15/06	700,000	730,388
7.25% 3/2/11	370,000	395,558
Goldman Sachs 6.345% 2/15/34	1,505,000	1,514,765
Household Finance 4.125% 12/15/08	725,000	733,968
HSBC Bank USA 3.875% 9/15/09	560,000	558,427
International Lease Finance 5.875% 5/1/13	320,000	340,902
JP Morgan Chase 5.125% 9/15/14	560,000	564,091
M&I Marshall & IIsley Bank 3.95% 8/14/09	875,000	878,763
#Mizuho Finance 144A 5.79% 4/15/14	1,940,000	2,005,210
Morgan Stanley
4.75% 4/1/14	915,000	887,457
5.30% 3/1/13	185,000	189,933
National Rural Utilities Cooperative Finance 3.875% 2/15/08	710,000	716,890
Popular North America 4.25% 4/1/08	480,000	489,408
Popular North America Capital Trust I 6.564% 9/15/34	415,000	423,107
*#Premium Asset Series 04-01 144A 1.66% 2/6/06	420,000	420,249
#Rabobank Capital Funding II 144A 5.26% 12/29/49	540,000	545,752
Regions Financial 6.375% 5/15/12	800,000	887,809

		20,798,403

Basic Industry/Capital Goods – 0.02%
Georgia Pacific 8.875% 5/15/31	75,000	91,313

		91,313

Building & Materials – 0.11%
#Lone Star Industries 144A 8.85% 6/15/05	120,000	123,519
York International 6.625% 8/15/06	440,000	465,488

		589,007

Cable, Media & Publishing – 0.62%
CSC Holdings 10.50% 5/15/16	335,000	381,900
IAC/InterActiveCorp 6.75% 11/15/05	670,000	691,399
Liberty Media 3.50% 9/25/06	400,000	398,571
Lodgenet Entertainment 9.50% 6/15/13	285,000	312,075
Thomson Multimedia 5.75% 2/1/08	390,000	415,459
Time Warner 8.18% 8/15/07	695,000	778,264
Time Warner Entertainment 8.375% 3/15/23	410,000	491,595

		3,469,263

Chemicals – 0.13%
Lubrizol
4.625% 10/1/09	250,000	250,323
5.50% 10/1/14	220,000	218,911
6.50% 10/1/34	260,000	254,457

		723,691

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Consumer Products – 0.10%
#Fortune Brands 144A 7.125% 11/1/04	575,000	577,045

		577,045

Consumer Services – 0.03%
Corrections Corp of America 7.50% 5/1/11	170,000	180,413

		180,413

Electronics & Electrical Equipment – 0.07%
Jabil Circuit 5.875% 7/15/10	380,000	398,017

		398,017

Energy – 1.26%
Duke Capital
4.331% 11/16/06	175,000	178,247
5.668% 8/15/14	475,000	485,383
#Enterprise Products Operating 144A
4.00% 10/15/07	430,000	432,679
4.625% 10/15/09	360,000	363,394
Halliburton Company 5.50% 10/15/10	1,260,000	1,315,574
Hornbeck Offshore Services 10.625% 8/1/08	405,000	448,538
Kinder Morgan Energy Partners
7.75% 3/15/32	365,000	433,404
8.00% 3/15/05	125,000	127,961
Tesoro Petroleum 8.00% 4/15/08	380,000	412,300
Transocean 6.75% 4/15/05	650,000	662,188
USX
9.125% 1/15/13	325,000	418,620
9.375% 2/15/12	660,000	854,050
Valero Energy 6.125% 4/15/07	305,000	324,460
Valero Logistics 6.05% 3/15/13	565,000	599,645

		7,056,443

Food, Beverage & Tobacco – 0.84%
Kraft Foods
4.00% 10/1/08	755,000	760,398
5.625% 11/1/11	505,000	534,187
#Miller Brewing 144A 5.50% 8/15/13	1,260,000	1,316,036
Nabisco 6.85% 6/15/05	400,000	411,467
Safeway 6.15% 3/1/06	245,000	255,512
Universal 6.50% 2/15/06	310,000	324,216
UST
6.625% 7/15/12	750,000	843,128
8.80% 3/15/05	240,000	247,019

		4,691,963

Healthcare & Pharmaceuticals – 0.65%
Boston Scientific 5.45% 6/15/14	400,000	419,783
Caremark Rx 7.375% 10/1/06	255,000	272,850
GlaxoSmithKline Capital 5.375% 4/15/34	310,000	303,703
Medco Health Solutions 7.25% 8/15/13	1,135,000	1,267,251
Schering-Plough 6.50% 12/1/33	630,000	684,412
Wyeth 5.50% 2/1/14	645,000	655,526

		3,603,525

Insurance – 0.61%
Aegon 4.75% 6/1/13	190,000	188,592
#Farmers Exchange Capital 144A 6.00% 8/1/14	375,000	382,073
#Farmers Insurance 144A 8.625% 5/1/24	1,125,000	1,332,136
#Oil Insurance 144A 5.15% 8/15/33	1,130,000	1,149,893
Prudential Financial 4.104% 11/15/06	325,000	330,573

		3,383,267

Leisure, Lodging & Entertainment – 0.06%
MGM MIRAGE 9.75% 6/1/07	275,000	306,969

		306,969

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Metals & Mining – 0.11%
Barrick Gold 7.50% 5/1/07	490,000	539,002
Newmont Gold 8.91% 1/5/09	79,587	86,697

		625,699

Packaging & Containers – 0.02%
Portola Packaging 8.25% 2/1/12	120,000	94,800

		94,800

REITs – 0.08%
Developers Diversified Realty 4.625% 8/1/10	445,000	444,438

		444,438

Retail – 0.63%
#CVS 144A 4.00% 9/15/09	440,000	440,676
Kohl’s 7.25% 6/1/29	380,000	447,560
Lowe’s Companies 7.50% 12/15/05	805,000	851,878
#May Department Stores 144A 3.95% 7/15/07	660,000	665,576
Michaels Stores 9.25% 7/1/09	335,000	365,150
Wendy’s International 6.35% 12/15/05	710,000	738,365

		3,509,205

Telecommunications – 2.08%
AT&T 8.05% 11/15/11	370,000	415,788
AT&T Wireless 8.75% 3/1/31	755,000	994,331
Bellsouth 4.20% 9/15/09	590,000	594,049
Citizens Communications
8.50% 5/15/06	185,000	199,338
9.25% 5/15/11	340,000	375,700
Citizens Utilities Company 7.60% 6/1/06	375,000	397,969
MCI
5.908% 5/1/07	200,000	198,750
6.688% 5/1/09	215,000	207,744
Motorola 4.608% 11/16/07	775,000	796,843
#Singapore Telecommunications 144A 7.375% 12/1/31	550,000	651,417
#SingTel Optus Finance Property 144A 8.125% 6/15/09	125,000	145,435
Sprint Capital
4.78% 8/17/06	325,000	334,271
6.375% 5/1/09	270,000	295,658
7.625% 1/30/11	80,000	92,545
8.375% 3/15/12	525,000	636,758
8.75% 3/15/32	805,000	1,024,768
#Telecom Italia 144A 4.00% 1/15/10	770,000	765,077
Telefonica Europe 7.35% 9/15/05	175,000	182,787
Telefonos de Mexico
4.50% 11/19/08	980,000	985,330
8.25% 1/26/06	160,000	171,022
Verizon New York 6.875% 4/1/12	225,000	250,578
Verizon Virginia 4.625% 3/15/13	1,125,000	1,100,437
Verizon Wireless 5.375% 12/15/06	780,000	816,888

		11,633,483

Transportation & Shipping – 0.33%
American Airlines 6.817% 5/23/11	845,000	749,451
Continental Airlines
6.503% 6/15/11	645,000	604,118
7.033% 6/15/11	373,216	288,227
Delta Air Lines 7.299% 9/18/06	540,000	224,604

		1,866,400

Utilities – 1.90%
Avista
7.75% 1/1/07	405,000	439,063
9.75% 6/1/08	335,000	397,109
Avista Capital Trust III 6.50% 4/1/34	140,000	141,225

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Boston Gas 8.87% 1/5/05	350,000	355,962
Detroit Edison 5.05% 10/1/05	725,000	742,364
Dominion Resource 7.195% 9/15/14	335,000	382,897
Exelon Generation 6.95% 6/15/11	540,000	610,898
FPL Group Capital 3.25% 4/11/06	1,040,000	1,046,914
Hydro Quebec 6.30% 5/11/11	655,000	734,942
#Metropolitan Edison 144A 4.875% 4/1/14	655,000	645,759
#Monongahela Power 144A 6.70% 6/15/14	65,000	70,768
Oncor Electric 7.00% 5/1/32	225,000	257,614
#Power Contract Financing 144A
5.20% 2/1/06	472,143	479,027
6.256% 2/1/10	745,000	776,442
PSEG Energy Holdings 7.75% 4/16/07	205,000	219,863
PSEG Power 8.625% 4/15/31	365,000	468,811
SCANA 7.44% 10/19/04	500,000	501,001
Sempra Energy 4.75% 5/15/09	470,000	485,791
Southern California Edison 6.00% 1/15/34	470,000	490,191
Southern Capital 5.30% 2/1/07	285,000	301,327
TECO Energy 7.20% 5/1/11	35,000	37,450
TNP Enterprises 10.25% 4/1/10	150,000	162,000
TXU Energy 7.00% 3/15/13	355,000	401,474
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	400,000	432,500

		10,581,392

Total Corporate Bonds (cost $76,082,013)		77,825,543

U.S. Treasury Obligations– 4.58%
U.S. Treasury Bonds 5.375% 2/15/31	7,795,000	8,352,833
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	2,721,614	2,787,635
2.00% 7/15/14	768,703	785,999
2.375% 1/15/25	386,863	403,139
3.00% 7/15/12	716,346	793,438
U.S. Treasury Notes
2.50% 9/30/06	4,392,000	4,383,932
2.75% 8/15/07	1,345,000	1,341,744
3.375% 12/15/08	60,000	60,396
3.50% 8/15/09	1,115,000	1,122,100
4.25% 8/15/14	5,465,000	5,523,924

Total U.S. Treasury Obligations (cost $25,078,068)		25,555,140

**Commercial Paper– 3.94%
General Electric Capital 1.86% 12/16/04	5,000,000	4,980,588
Three Pillars Funding 1.80% 10/18/04	4,104,000	4,100,512
UBS Finance 1.88% 10/1/04	8,300,000	8,300,000
Wilmington Trust 1.72% 10/13/04	4,600,000	4,599,890

Total Commercial Paper (cost $21,980,878)		21,980,990

Agency Mortgage-Backed Securities– 2.08%
Fannie Mae Balloon 7 Years 4.50% 10/1/10	651,105	659,651
Fannie Mae Relocation 30 Years 5.00% 1/1/34	355,978	356,312
Fannie Mae S.F. 15 Years
4.50% 7/1/19	486,643	485,730
5.50% 10/25/34	1,160,000	1,198,686
6.00% 4/1/17	405,323	425,463
6.50% 3/1/17	99,782	105,738
Fannie Mae S.F. 30 Years
5.00% 3/1/34	1,185,008	1,176,121
5.50% 3/1/29	663,963	675,998
5.50% 4/1/29	950,142	967,363
6.00% 11/1/34	630,000	649,294

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
6.50% 3/1/34	254,443	267,166
6.50% 11/15/34	245,000	256,408
7.50% 6/1/31	415,878	445,899
Freddie Mac Relocation 30 Years 5.00% 9/1/33	743,529	746,550
Freddie Mac S.F. 30 Years 7.00% 11/1/33	26,547	28,181
Ginnie Mae S.F. 30 Year
5.00% 10/1/34	2,575,000	2,561,319
7.50% 1/15/32	80,020	86,246
*Freddie Mac (Non Gold) Pool 3.718% 4/1/34	520,000	528,125

Total Agency Mortgage-Backed Securities (cost $12,109,872)		11,620,250

Asset-Backed Securities– 2.17%
††#Alliance Capital Funding Series 1 A3 144A 5.84% 2/15/10	189,852	192,699
American Express Credit Account Master Trust 04-3 A 4.35% 12/15/11	510,000	523,108
AmeriCredit Automobile Receivables Trust Series 01-C A4 5.01% 7/14/08	672,208	685,300
Ameriquest Mortgage Securities 2003-5 A2 2.43% 7/25/33	106,408	106,287
Capital One Master Trust 2002-4A A 4.90% 3/15/10	590,000	615,936
Capital One Multi-Asset Execution Trust
Series 03-C2 4.32% 4/15/09	265,000	269,741
Series 03-C4 6.00% 8/15/13	1,030,000	1,096,770
††#Carlyle High Yield Partners CBO Series 1 D1 144A 12.24% 5/31/07	1,000,000	1,006,401
#Cendent Timeshare Receivables Funding Series 04-1A A1 144A 3.67% 5/20/16	393,538	392,891
Citibank Credit Card Issuance Trust
2003-A7 A7 4.15% 7/7/17	370,000	353,537
2004-A4 A4 3.20% 8/24/09	345,000	344,310
Countrywide Asset-Backed Certificates
2004-9 AF2 3.337% 1/25/35	410,000	409,997
#2004-BC1N Note 144A 5.50% 4/25/35	204,327	203,688
Fannie Mae Grantor Trust 2004-T4 A3 4.42% 8/25/24	410,000	415,510
GSAA Trust Series 2004-4N Note 6.25% 11/25/33	192,698	192,457
#Home Equity Asset Trust Series
2003-5 NIM 7.50% 1/27/34	137,464	138,151
2003-7N A 5.25% 4/27/34	305,127	305,127
Honda Auto Receivables Owner Trust 2004-2 A4 3.81% 10/15/09	520,000	526,852
#Juniper Series 1999-1A A1 144A 6.83% 4/15/11	775,000	800,188
††#Magnetite Asset Investor LLC 3 C1 144A 8.786% 1/31/08	250,000	256,350
Mid-State Trust Series
04-1 A 6.005% 8/15/39	136,608	140,181
11 A1 4.864% 7/15/38	196,422	189,528
††#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09	1,105,433	1,133,070
#Sail Net Interest Margin Notes Series 03-10A A 7.50% 10/27/33	78,516	79,227
††#Sankaty Market Value Series 3 B1 144A CDO 7.379% 4/30/09	350,000	365,645
#Sharp Series
03-HE1N Note 144A 6.90% 11/25/33	152,073	153,008
04-2N Note 7.00% 1/25/34	238,014	238,014
#Sierra Receivables Funding Company Series
03-1A 144A 3.09% 1/15/14	228,376	226,547
03-2A A1 144A 3.03% 9/15/15	323,357	322,955
WFS Financial Owner Trust 2002-2 A4 4.50% 2/20/10	435,000	442,937

Total Asset-Backed Securities (cost $12,121,218)		12,126,412

Agency Bonds– 1.43%
Fannie Mae
3.375% 12/15/08	40,000	39,731
4.625% 5/1/13	3,570,000	3,544,507
5.125% 1/2/14	2,360,000	2,408,486
5.25% 8/1/12	870,000	905,604
^5.837% 10/9/19	2,545,000	1,107,027

Total Agency Bonds (cost $7,892,191)		8,005,355

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
Municipal Bonds– 1.17%
California State Economic 5.00% 7/1/06	255,000	269,170
Colorado Department Transportation Revenue 5.00% 12/15/13 (FGIC)	1,055,000	1,174,036
County of Fulton, Georgia 5.25% 1/1/35 FGIC	565,000	594,075
*Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	405,000	430,572
Golden State Tobacco Securitization 5.50% 6/1/43-00	300,000	309,894
Illinois State Taxable Pension 5.10% 6/1/33	490,000	465,162
Metropolitan Washington District of Columbia Airport Authority 5.00% 10/1/34 (FSA)	400,000	401,688
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33	725,000	754,131
State of California
5.00% 2/1/33	265,000	266,958
5.25% 7/1/13	235,000	265,856
State of Oregon 5.892% 6/1/27	555,000	589,654
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	145,000	147,726
6.07% 7/1/26	530,000	553,606
Wisconsin State General Revenue 5.70% 5/1/26 (FSA)	305,000	316,364

Total Municipal Bonds (cost $6,366,322)		6,538,892

Non-Agency Collateralized Mortgage Obligations– 2.57%
Bank of America Alternative Loan Trust Series 03-10 2A1 6.00% 12/25/33	676,468	696,047
Bank of America Alternative Loan Trust Series 04-2 1A1 6.00% 3/25/34	602,834	623,703
*Bank of America Mortgage Securities Series 03-D 1A2 3.428% 5/25/33	44,199	43,905
*Bank of America Mortgage Securities Series 03-I 2A4 3.828% 10/25/33	705,000	702,752
*Bank of America Mortgage Securities Series 04-A 1A1 3.469% 2/25/34	373,656	371,243
*Bank of America Mortgage Securities Series 2004-G 2A6 4.657% 8/25/34	505,000	512,356
Bank of America Mortgage Securities Series 2004-3 2A2 5.00% 10/1/34	580,000	583,248
*Bank of America Mortgage Securities Series 2004-E 1A1 3.553% 6/25/34	548,748	544,477
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-56 3A7B 4.71% 12/25/33	600,000	588,677
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-J6 3A1 5.00% 8/25/19	633,375	635,957
Credit Suisse First Boston Securities Series 04-1 3A1 7.00% 2/25/34	298,611	312,783
Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34	370,000	371,352
First Horizon Asset Securities Series 2004-6 2A1 5.00% 10/25/19	460,000	464,313
First Horizon Asset Securities Pass-Through Trust Series 03-5 1A17 8.00% 7/25/33	209,796	220,296
#GSMPS Mortgage Loan Trust Series 1998-3 A 7.75% 9/19/27	211,048	230,205
#GSMPS Mortgage Loan Trust Series 1999-3 A 8.00% 8/19/29	375,563	410,265
*MASTR Adjustable Rate Mortgages Trust Series 03-6 1A2 3.052% 12/25/33	530,000	526,817
MASTR Alternative Loans Trust Series 2003-9 1A1
5.50% 12/25/18	650,886	668,786
8.00% 9/25/33	200,803	210,976
Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34	430,000	431,309
Nomura Asset Acceptance Series 04-AP1 A2 3.238% 3/25/34	730,000	728,421
Residential Asset Mortgage Products Series 04-RZ2 AI3 4.30% 1/25/31	345,000	347,321
Structured Asset Securities Series 02-22H 1A 7.00% 11/25/32	154,003	159,720
Washington Mutual Series 03-AR4 A7 3.95% 5/25/33	302,600	301,112
*Washington Mutual Series 2003-AR9 1A7 4.07% 9/25/33	413,900	411,572
*Washington Mutual Series 2004-CB3 4A 6.00% 10/25/19	819,165	861,407
Wells Fargo Mortgage Backed Securities Trust Series 2003-14 1A1 4.75% 12/25/18	401,291	401,269
Wells Fargo Mortgage Backed Securities Trust Series 2004-I 1A1 3.395% 7/25/34	443,511	444,118
*Wells Fargo Mortgage Backed Securities Trust Series 2004-O A1 4.956% 8/25/34	406,467	407,093
*Wells Fargo Mortgage Backed Securities Trust Series 03-K 2A5 4.521% 11/25/33	435,000	416,936
*Wells Fargo Mortgage Backed Securities Trust Series 03-M A1 4.746% 12/25/33	737,962	728,192

Total Non-Agency Collateralized Mortgage Obligations (cost $14,365,233)		14,356,628

Mortgage-Backed Securities – 0.85%
Banc of America Commercial Mortgage 2004-2 A2 3.52% 5/10/09	340,000	334,987
Fannie Mae 5.73% 12/1/08	351,258	373,871
First Union-Lehman Brothers-Bank of America Series 98-C2 A2 6.56% 11/18/08	625,000	679,187

	Principal	Market
	Amount (U.S. $)	Value (U.S. $)
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	254,078
GMAC Commercial Mortgage Securities1998-C2 A2 6.42% 5/15/35	305,000	332,358
Greenwich Capital Commercial Funding 2004-GG1 A7 5.317% 6/10/36	665,000	693,047
JP Morgan Chase Commercial Mortgage Securities 2002-C1 A3 5.376% 7/12/12	310,000	325,992
JP Morgan Chase Commercial Mortgage Securities 2003-C1 A2 4.985% 1/12/37	340,000	349,163
Nomura Asset Securities Series 98-D6 A1B 6.59% 3/15/30	460,000	504,001
#STRIP Series 2003-1A Afix 144A 3.308% 3/24/18	936,272	926,253

Total Mortgage Backed Securities (cost $4,127,359)		4,772,937

Agency Collateralized Mortgage Obligations– 0.68%
Fannie Mae Series 2001-T8 A2 9.50% 7/25/41	320,335	361,972
Fannie Mae Whole Loan 6.50% 2/25/44	635,939	672,108
Freddie Mac 4.50% 1/15/34	630,000	571,422
Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	485,598	513,216
GNMA Series 02 62 B 4.763% 1/16/25	460,000	471,459
GNMA Series 02-61 BA 4.648% 3/16/26	460,000	470,840
GNMA Series 03-5 B 4.486% 10/16/25	715,000	723,246

Total Agency Collateralized Mortgage Obligations (cost $3,751,167)		3,784,263

Agency Obligations– 0.63%
Fannie Mae
2.375% 2/15/07	785,000	775,151
2.625% 1/19/07	1,075,000	1,065,302
Federal Home Loan Bank 3.875% 8/22/08	1,435,000	1,440,896
Freddie Mac
1.875% 2/15/06	70,000	69,398
3.75% 8/3/07	155,000	156,094

Total Agency Obligations (cost $3,532,393)		3,506,841

	Number of
	Shares
Preferred Stock– 0.19%
#Centaur Funding 144A 9.08%	800	1,035,250

Total Preferred Stock (cost $1,009,596)		1,035,250

Warrant– 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	1,465	15

Total Warrant (cost $124,625)		15

Total Market Value of Securities – 100.64% (cost $485,901,881)		561,912,899
Liabilities Net of Receivables and Other Assets (See Notes) – (0.64%)		(3,570,452)

Net Assets Applicable to 38,311,399 Shares Outstanding – 100.00%		$558,342,447

†Non-income producing security for the period ended September 30, 2004.
†† The security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2004, 7 securities were fair valued which represented 0.81% of the Fund’s net assets.
#Securities exempt from registration under 144A of the securities Act of 1933. See Note 4 in “Notes”.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
* Floating Rate Notes — the interest rate shown is the rate as of September 30, 2004 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
**Rate disclosed is yield at time of purchase.
ADR – American Depositary Receipts
CBO – Collateralized Bond Obligation
CDO – Collateralized Debt Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance

GNMA – Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
S.F. – Single Family
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Managed Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$491,397,047

Aggregate unrealized appreciation	81,566,212
Aggregate unrealized depreciation	(11,050,360)

Net unrealized appreciation	$70,515,852

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $57,619,825 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,810,601 expires in 2009 and $50,809,224 expires in 2010.

3. Futures Contracts

The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Funds’ custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account), each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at September 30, 2004 were as follows:

Contracts	Notional		Unrealized
To Buy/(Sell)	Proceeds	Expiration Date	Depreciation
(35) U.S. Treasury 10 Year Notes	3,914,409	December 2004	(27,466)

4. Credit and Market Risk

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – MONEY MARKET FUND

September 30, 2004

	Principal	Market
	Amount	Value
Agency Obligations– 1.37%
Federal National Mortgage Association – Discount Note 1.74% 11/15/04	$5,000,000	$4,989,125

Total Agency Obligations (cost $4,989,125)		4,989,125

*Discount Commercial Paper– 70.09%
Abbey National NA 1.109% 10/4/04	7,800,000	7,799,285
+Barton Capital 1.78% 10/20/04	16,900,000	16,884,123
+Cafco
1.602% 10/7/04	8,000,000	7,997,867
1.646% 11/4/04	5,000,000	4,992,256
Citigroup Global Markets 1.80% 11/16/04	18,000,000	17,958,599
Columbia University 1.78% 11/10/04	6,100,000	6,087,936
+CRC Funding 1.83% 11/18/04	17,491,000	17,448,321
+Eiffel Funding 1.73% 10/14/04	10,300,000	10,293,565
+Fountain Square Commercial Funding 1.86% 12/15/04	17,000,000	16,934,125
General Electric Capital 1.86% 12/16/04	17,000,000	16,933,247
Lloyds TSB Bank 1.548% 10/25/04	16,000,000	15,983,573
+Moat Funding 1.80% 11/15/04	10,000,000	9,977,500
Morgan Stanley 1.772% 10/13/04	11,000,000	10,993,510
Nationwide Life Insurance 1.58% 10/12/04	5,500,000	5,497,345
New York Life Capital 1.662% 10/8/04	15,100,000	15,095,126
Private Export Funding 1.56% 10/29/04	7,000,000	6,991,507
+Sheffield Receivables 1.79% 10/28/04	17,000,000	16,977,178
+Surrey Funding 1.79% 10/29/04	17,000,000	16,976,332
Swiss RE Financial 1.83% 12/13/04	13,400,000	13,350,275
Toronto Dominion Holdings 1.548% 10/27/04	10,000,000	9,988,878
Wilmington Trust 1.55% 10/1/04	10,000,000	10,000,000

Total Discount Commercial Paper (cost $255,160,548)		255,160,548

Floating Rate Notes– 8.24%
Equitable Life Assurance Society 1.84% 3/21/05	15,000,000	15,000,000
Lehman Brothers Holdings 1.781% 5/16/05	15,000,000	15,000,000

Total Floating Rate Notes (cost $30,000,000)		30,000,000

Interest Bearing Certificates of Deposit – 20.26%
Bank of the West 1.65% 10/7/04	15,800,000	15,800,000
First Tennessee Bank 1.77% 10/21/04	15,000,000	15,000,000
National Rural Utilities Cooperative 1.68% 10/1/04	4,600,000	4,600,000
Three Pillars Funding 1.61% 10/1/04	7,345,000	7,345,000
United of Omaha Life Insurance 1.90% 10/1/04	7,620,000	7,620,000
Wells Fargo Bank 1.77% 11/12/04	17,000,000	17,000,000
Wilmington Trust 1.72% 10/13/04	6,400,000	6,400,000

Total Interest Bearing Certificates of Deposit (cost $73,765,000)		73,765,000

Total Market Value of Securities – 99.96% (cost $363,914,673)		363,914,673
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		127,511

Net Assets Applicable to 36,404,218 Shares Outstanding – 100.00%		$364,042,184

*	Rates disclosed are yields at time of purchase.

+	Asset-backed Commercial Paper

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Money Market Fund (the “Fund”).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

The cost of investments for federal income tax purposes is the same as cost for book purposes.

3. Credit Risks

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 99.96% of net assets at September 30, 2004. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – SOCIAL AWARENESS FUND

September 30, 2004

	Number of	Market
	Shares	Value
Common Stock– 98.56%
Automobiles & Automotive Parts – 1.20%
Johnson Controls	140,200	$7,964,762
Lear	44,100	2,401,245
Magna International Class A	32,200	2,385,376

		12,751,383

Banking & Finance – 17.07%
American Express	123,500	6,355,310
Bank of America	598,010	25,911,773
Bear Stearns	63,700	6,126,029
Capital One Financial	38,700	2,859,930
CIT Group	146,500	5,477,635
Citigroup	682,200	30,098,664
Countrywide Financial	164,998	6,499,271
First Horizon National	72,900	3,160,944
Freddie Mac	180,300	11,762,772
Goldman Sachs Group	67,200	6,265,728
JP Morgan Chase	329,340	13,084,678
MBNA	215,900	5,440,680
Mellon Financial	194,600	5,388,474
Merrill Lynch	154,100	7,661,852
Morgan Stanley	172,500	8,504,250
PNC Financial Services Group	50,500	2,732,050
US Bancorp	286,760	8,287,364
Wachovia	127,700	5,995,515
Washington Mutual	170,500	6,663,140
Wells Fargo	159,900	9,534,837
Zions Bancorporation	56,000	3,418,240

		181,229,136

Buildings & Materials – 2.18%
†American Standard	218,400	8,497,944
KB Home	92,400	7,806,876
Masco	97,500	3,366,675
York International	108,600	3,430,674

		23,102,169

Business Services – 1.27%
Cendant	218,100	4,710,960
Deluxe	89,800	3,683,596
Fluor	115,200	5,128,704

		13,523,260

Cable, Media & Publishing – 5.35%
Clear Channel Communications	200,070	6,236,182
†Comcast Class A	122,900	3,470,696
†Comcast Special Class A	610,680	17,050,186
Disney (Walt)	414,000	9,335,700
Knight-Ridder	51,600	3,377,220
Omnicom Group	34,100	2,491,346
†Time Warner	916,850	14,797,959

		56,759,289

	Number of	Market
	Shares	Value
Chemicals – 2.59%
Ecolab	294,000	9,243,360
Lubrizol	60,900	2,107,140
Praxair	183,000	7,821,420
Sigma-Aldrich	143,700	8,334,600

		27,506,520

Computers & Technology – 9.88%
Adobe Systems	144,400	7,143,468
†Dell	496,100	17,661,160
†DST Systems	103,700	4,611,539
†Electronic Arts	90,700	4,171,293
†EMC	446,800	5,156,072
Hewlett-Packard	477,701	8,956,894
†Intuit	123,000	5,584,200
Microsoft	1,170,900	32,375,384
†Oracle	589,500	6,649,560
Pitney Bowes	126,700	5,587,470
†SanDisk	148,600	4,327,232
†Storage Technology	102,700	2,594,202

		104,818,474

Consumer Products – 2.68%
Clorox	177,200	9,444,760
†Energizer Holdings	125,100	5,767,110
Gillette	317,600	13,256,624

		28,468,494

Electronics & Electrical Equipment – 1.90%
Emerson Electric	208,300	12,891,687
Sony ADR	73,000	2,510,470
Teleflex	112,500	4,781,250

		20,183,407

Energy – 6.78%
Apache	218,024	10,925,183
BJ Services	156,000	8,175,960
Burlington Resources	296,600	12,101,280
EOG Resources	187,500	12,346,875
†National-Oilwell	124,000	4,074,640
†Newfield Exploration	100,000	6,124,000
†Noble	83,600	3,757,820
Noble Energy	127,200	7,408,128
Questar	154,000	7,056,280

		71,970,166

Food, Beverage & Tobacco – 3.57%
Coca-Cola Enterprises	226,200	4,275,180
General Mills	72,600	3,259,740
Heinz (H.J.)	156,200	5,626,324
Kellogg	194,100	8,280,306
Pepsi Bottling Group	160,700	4,363,005
Sara Lee	261,800	5,984,748
Wrigley, (W.M.) Jr.	96,000	6,077,760

		37,867,063

Healthcare & Pharmaceuticals – 17.49%
Abbott Laboratories	604,400	25,602,383
Allergan	64,400	4,672,220
†Amgen	251,700	14,266,356
†Anthem	36,900	3,219,525
Bard (C.R.)	82,600	4,677,638
Baxter International	168,800	5,428,608
Beckman Coulter	97,900	5,494,148

	Number of	Market
	Shares	Value
Becton, Dickinson	120,500	6,229,850
Biomet	132,600	6,216,288
†Express Scripts Class A	67,500	4,410,450
†Forest Laboratories	63,200	2,842,736
†Genentech	147,300	7,721,466
†Gilead Sciences	172,200	6,436,836
GlaxoSmithKline ADR	452,100	19,770,333
Guidant	130,900	8,644,636
Lilly (Eli)	295,300	17,732,765
†MedImmune	186,400	4,417,680
Medtronic	231,100	11,994,090
PerkinElmer	252,000	4,339,440
Quest Diagnostics	56,400	4,975,608
†Tenet Healthcare	432,850	4,670,452
UnitedHealth Group	77,100	5,685,354
†WellPoint Health Networks	58,900	6,189,801

		185,638,663

Insurance – 3.78%
Allstate	127,900	6,137,921
American International	222,450	15,124,376
Berkley (W.R.)	101,400	4,275,024
Everest Re Group	45,200	3,359,716
Nationwide Financial Services Class A	82,200	2,886,042
Prudential Financial	176,200	8,288,448

		40,071,527

Internet Services – 0.68%
†eBay	37,500	3,447,750
†IAC/InterActiveCorp	170,700	3,758,814

		7,206,564

Packaging & Containers – 0.76%
†Pactiv	345,900	8,042,175

		8,042,175

REITs – 1.30%
Equity Office Properties Trust	193,300	5,267,425
Mills	57,900	3,003,273
ProLogis	156,300	5,508,012

		13,778,710

Retail – 7.53%
Best Buy	115,900	6,286,416
CVS	202,300	8,522,899
Federated Department Stores	65,400	2,971,122
Gap	257,000	4,805,900
Home Depot	374,200	14,668,640
†Kohl’s	133,700	6,443,003
Limited Brands	256,100	5,708,469
McDonald’s	334,800	9,384,444
Nordstrom	147,600	5,644,224
RadioShack	99,500	2,849,680
Saks	322,900	3,890,945
Walgreen	73,700	2,640,671
Yum Brands	150,500	6,119,330

		79,935,743

Semiconductors – 3.54%
†Altera	161,200	3,154,684
†Applied Materials	194,000	3,199,060
Intel	1,048,600	21,034,916
†Lam Research	92,400	2,021,712
Texas Instruments	385,700	8,207,696

	Number of	Market
	Shares	Value
		37,618,068

Telecommunications – 5.68%
CenturyTel	79,700	2,728,928
†Cisco Systems	1,194,000	21,611,400
†Juniper Networks	159,300	3,759,480
†NEXTEL Communications Class A	236,200	5,631,008
Nokia ADR	300,800	4,126,976
QUALCOMM	99,000	3,864,960
SBC Communications	511,800	13,281,210
Telefonos De Mexico ADR	162,500	5,243,875

		60,247,837

Textiles, Apparel & Furniture – 1.07%
†Coach	113,300	4,806,186
NIKE	82,700	6,516,760

		11,322,946

Transportation & Shipping – 1.15%
FedEx	121,100	10,377,059
Southwest Airlines	132,800	1,808,736

		12,185,795

Utilities – 1.11%
NSTAR	78,500	3,854,350
ONEOK	154,400	4,017,488
Puget Energy	173,800	3,945,260

		11,817,098

Total Common Stock (cost $835,752,596)		1,046,044,487

	Principal Amount
*Discount Notes – 1.43%
Fannie Mae 1.73% 10/20/04	$15,040,000	15,026,257
Freddie Mac 1.72% 10/12/04	175,000	174,907

Total Discount Notes (cost $15,201,164)		15,201,164

Total Market Value of Securities – 99.99% (cost $850,953,760)		1,061,245,651
Receivables and Other Assets Net of Liabilities (See Notes) – 0.01%		146,667

Net Assets Applicable to 40,054,980 Shares Outstanding – 100.00%		$1,061,392,318

†	Non-income producing security for the period ended September 30, 2004.

*	Rates disclosed are yields at time of purchase

ADR-American Depositary Receipts

REIT – Real Estate Investment Trust

NOTES

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Social Awareness Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments	$854,211,297

Aggregate unrealized appreciation	243,637,654
Aggregate unrealized depreciation	(36,603,300)

Net unrealized appreciation	$207,034,354

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $259,164,509 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,009,416 expires in 2009, $236,695,597 expires in 2010 and $9,459,496 expires in 2011.

3. Market Risk

The fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – SPECIAL OPPORTUNITIES FUND

September 30, 2004

	Number of	Market
	Shares	Value (U.S. $)
Common Stock– 95.35%
Banking & Finance – 11.98%
AmSouth Bancorporation	108,900	$2,657,160
Associated Banc-Corp	124,500	3,992,715
Astoria Financial	71,300	2,530,437
Bear Stearns	62,000	5,962,540
CIT Group	93,200	3,484,748
Comerica	64,100	3,804,335
Compass Bancshares	91,900	4,027,058
Countrywide Financial	157,598	6,207,785
Edwards (A.G.)	58,400	2,021,808
First Horizon National	96,200	4,171,232
Independence Community Bank	58,400	2,280,520
Marshall & Ilsley	73,800	2,974,140
Northern Trust	77,500	3,162,000
Popular	181,600	4,776,080
Raymond James Financial	77,700	1,874,124
Regions Financial	130,000	4,297,800
SouthTrust	76,900	3,203,654
TCF Financial	99,800	3,022,942
Zions Bancorporation	72,100	4,400,984

		68,852,062

Basic Industry/Capital Goods – 13.45%
Bemis	70,000	1,860,600
Cummins	57,000	4,211,730
Eastman Chemical	66,800	3,176,340
Eaton	43,600	2,764,676
†Energizer Holdings	68,000	3,134,800
Engelhard	66,900	1,896,615
Georgia-Pacific	132,400	4,759,780
Goodrich (B.F.)	83,800	2,627,968
Harsco	81,900	3,677,310
Ingersoll-Rand Class A	21,200	1,440,964
†Jacobs Engineering Group	39,800	1,523,942
Lubrizol	58,600	2,027,560
Monsanto	54,200	1,973,964
Nucor	39,500	3,609,115
PACCAR	54,000	3,732,480
†Pactiv	163,600	3,803,700
Parker Hannifin	60,500	3,561,030
Pitney Bowes	37,200	1,640,520
PPG Industries	63,500	3,891,280
Praxair	54,200	2,316,508
Rohm & Haas	34,900	1,499,653
RPM International	139,500	2,462,175
Sigma-Aldrich	30,000	1,740,000
Sonoco Products	94,900	2,509,156
SPX	58,900	2,085,060
St. Joe	94,700	4,523,819
Textron	75,700	4,865,239

		77,315,984

	Number of	Market
	Shares	Value (U.S. $)
Business Services – 3.30%
†Avnet	97,300	1,665,776
Donnelley (R.R.) & Sons	38,700	1,212,084
Hearst-Argyle Television	67,000	1,638,150
Hillenbrand Industries	46,500	2,349,645
Knight-Ridder	32,200	2,107,490
Manpower	83,400	3,710,466
Republic Services Class A	120,300	3,580,128
†Sirius Satellite Radio	845,000	2,704,000

		18,967,739

Consumer Durables – 6.99%
†AutoNation	147,200	2,514,176
Boise Cascade	64,300	2,139,904
Borg Warner	56,200	2,432,898
Centex	63,200	3,189,072
Delphi	200,000	1,858,000
D.R. Horton	124,150	4,110,607
Fortune Brands	80,200	5,942,018
Furniture Brands International	119,800	3,004,584
Johnson Controls	90,400	5,135,623
KB Home	60,600	5,120,094
Lear	54,200	2,951,190
Magna International Class A (Canada)	23,800	1,763,104

		40,161,270

Consumer Non-Durables – 5.10%
Archer-Daniels-Midland	201,300	3,418,074
†Constellation Brands	108,600	4,133,316
Deluxe	54,300	2,227,386
Eastman Kodak	126,000	4,059,720
Hasbro	123,000	2,312,400
Hershey Foods	60,000	2,802,600
Reynolds American	71,000	4,830,840
Sherwin-Williams	63,700	2,800,252
Tyson Food Class A	168,900	2,705,778

		29,290,366

Consumer Services – 1.48%
Belo Class A	105,200	2,371,208
†Mediacom Communications	270,800	1,768,324
†Scholastic	62,500	1,930,625
ServiceMaster	190,300	2,447,258

		8,517,415

Energy – 9.06%
Amerada Hess	37,000	3,293,000
Chesapeake Energy	251,800	3,985,994
ENSCO International	123,100	4,021,677
Equitable Resources	76,300	4,143,853
Kerr-McGee	74,000	4,236,500
KeySpan	87,000	3,410,400
Marathon Oil	131,600	5,432,448
†Newfield Exploration	79,300	4,856,332
Questar	49,000	2,245,180
†Rowan	153,600	4,055,040
Unocal	137,700	5,921,100
Valero Energy	54,500	4,371,445
Williams	175,000	2,117,500

		52,090,469

Healthcare & Pharmaceuticals – 5.02%
Aetna	31,300	3,127,809
Bausch & Lomb	34,900	2,319,105
†Health Net Class A	101,100	2,499,192
†Lincare Holdings	61,600	1,830,136
McKesson	128,400	3,293,460

	Number of	Market
	Shares	Value (U.S. $)
†MedImmune	68,100	1,613,970
Mylan Laboratories	205,300	3,695,400
†Service International	449,700	2,792,637
†Tenet Healthcare	270,600	2,919,774
†Watson Pharmaceutical	161,800	4,766,628

		28,858,111

Insurance – 8.73%
AMBAC Financial Group	25,700	2,054,715
American Financial Group	57,300	1,712,697
Berkley (W.R.)	79,000	3,330,640
Cigna	44,400	3,091,572
Everest Re Group	19,000	1,412,270
Fidelity National Financial	109,210	4,160,901
Loews	62,000	3,627,000
Manulife Financial (Canada)	86,763	3,799,352
MBIA	89,900	5,233,079
Nationwide Financial Services Class A	59,600	2,092,556
Old Republic International	115,800	2,898,474
Protective Life	71,000	2,791,010
Radian Group	72,000	3,328,560
St. Paul Travelers	103,500	3,421,710
Stancorp Financial Group	45,000	3,204,000
Torchmark	76,000	4,041,680

		50,200,216

Leisure, Lodging & Entertainment – 1.91%
†Caesars Entertainment	271,900	4,540,730
Marriott International Class A	77,400	4,021,704
Starwood Hotels & Resorts Worldwide	52,000	2,413,840

		10,976,274

Real Estate – 5.17%
Apartment Investment & Management	79,300	2,758,054
Archstone-Smith Trust	144,400	4,568,816
Boston Properties	60,600	3,356,634
Equity Residential Properties Trust	148,200	4,594,200
Kimco Realty	58,800	3,016,440
Mack-Cali Realty	63,200	2,799,760
New Plan Excel Realty Trust	109,900	2,747,500
ProLogis	65,000	2,290,600
Simon Property Group	67,400	3,614,662

		29,746,666

Retail – 6.06%
Albertson’s	102,800	2,460,004
†AnnTaylor Stores	170,850	3,997,890
Claire’s Stores	81,400	2,038,256
CVS	75,100	3,163,963
Federated Department Stores	115,000	5,224,450
Limited Brands	191,500	4,268,535
Reebok International	99,800	3,664,656
Saks	153,900	1,854,495
Sears Roebuck	99,900	3,981,015
†Take-Two Interactive Software	66,000	2,168,100
Wendy’s International	60,700	2,039,520

		34,860,884

Technology – 7.78%
Adobe Systems	47,300	2,339,931
†Agilent Technologies	134,400	2,899,008
†Alliant Techsystems	24,000	1,452,000
†Apple Computer	59,300	2,297,875
†Citrix Systems	85,400	1,496,208
†Computer Sciences	77,200	3,636,120
†International Rectifier	78,300	2,685,690

	Number of	Market
	Shares	Value (U.S. $)
†National Semiconductor	154,800	2,397,852
†NCR	64,000	3,173,760
†Polycom	111,300	2,205,966
Rockwell Automation	121,300	4,694,310
†Sanmina	272,500	1,921,125
Scientific-Atlanta	44,400	1,150,848
†Storage Technology	130,100	3,286,326
Symbol Technologies	264,700	3,345,808
Tektronix	92,400	3,072,300
†Thermo Electron	98,500	2,661,470

		44,716,597

Telecommunications – 0.61%
CenturyTel	103,100	3,530,144

		3,530,144

Transportation & Shipping – 0.86%
Canadian National Railway (Canada)	52,050	2,540,040
CSX	44,000	1,460,800
Norfolk Southern	31,200	927,888

		4,928,728

Utilities – 7.85%
Consolidated Edison	54,300	2,282,772
DTE Energy	56,000	2,362,640
Edison International	199,900	5,299,349
El Paso	407,500	3,744,925
Energy East	116,000	2,920,880
Great Plains Energy	69,500	2,025,925
†PG&E	108,500	3,298,400
PPL	93,000	4,387,740
Public Service Enterprise Group	113,300	4,826,580
Sempra Energy	107,000	3,872,330
TXU	152,200	7,293,424
Wisconsin Energy	88,000	2,807,200

		45,122,165

Total Common Stock (cost $417,118,586)		548,135,090

	Principal Amount
*Commercial Paper– 4.54%
Three Pillars Funding 1.77% 10/18/04	$11,000,000	10,990,806
UBS Finance 1.88% 10/1/04	15,125,000	15,125,000

Total Commercial Paper (cost $26,115,806)		26,115,806

Total Market Value of Securities – 99.89% (cost $443,234,392)		574,250,896
Receivables and Other Assets Net of Liabilities (See Notes) – 0.11%		643,712

Net Assets Applicable to 17,838,866 Shares Outstanding – 100.00%		$574,894,608

†	Non-income producing security for the period ended September 30, 2004

*	Rate disclosed is yield at time of purchase

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust – Special Opportunities Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments

At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Aggregate cost of investments	$443,292,171

Aggregate unrealized appreciation	139,945,796
Aggregate unrealized depreciation	(8,987,071)

Net unrealized appreciation	$130,958,725

For federal income tax purposes, at December 31, 2003, the Fund had capital loss carryforwards of $14,369,510, which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,369,510 expires in 2010.

Item 2. Controls and Procedures

     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date:	November 23, 2004

By:	/s/ Sheryl L. Sturgill

Sheryl L. Sturgill
Chief Accounting Officer
(Signature and Title)

Date:	November 23, 2004